As filed with the Securities and Exchange Commission on March 3, 2004

                                            Securities Act File No. 333-109980
                                     Investment Company Act File No. 811-21457

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               _________________

                                   FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933                 X

                         Pre-Effective Amendment No.1 X

                       Post-Effective Amendment No. _____
                                                   and/or

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940             X
                                Amendment No. 1


                    BlackRock Bond Allocation Target Shares
               (Exact Name of Registrant as Specified in Charter)


                              100 Bellevue Parkway
                           Wilmington, Delaware 19809
                    (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:

                          Robert S. Kapito, President
                    BlackRock Bond Allocation Target Shares
                              40 East 52nd Street
                            New York, New York 10022
                               __________________
                    (name and address of agent for service)

                                    Copy to:

                             Richard T. Prins, Esq.
                    Skadden, Arps, Slate, Meagher & Flom LLP
                               Four Times Square
                         New York, New York 10036-6522

                   CALCULATION OF REGISTRATION FEE UNDER THE
                             SECURITIES ACT OF 1933

           Title of Securities Being Registered        Amount Being Registered
           Common Shares of Beneficial Interest             Indefinite(1)



--------

(1) Registrant elects to register an indefinite number of shares of its Common Shares of Beneficial Interest, par value $.001 per share, under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

         Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                    BLACKROCK BOND ALLOCATION TARGET SHARES

                                   PROSPECTUS









                             _______________, 2004



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WHEN YOU INVEST IN A PORTFOLIO YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

BLACKROCK BOND ALLOCATION TARGET SHARES

Prospectus

__________, 2004

BlackRock Bond Allocation Target Shares ("BATS") is a mutual fund family with five investment portfolios, all of which are described in this prospectus.

Investors may only purchase shares in the five investment portfolios described herein by entering into a wrap-fee program or other managed account. Typically, participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.

Upon entering into a wrap-fee program with the program sponsor, the investor will be asked to choose an investment strategy from among the following options: Core Strategy, Intermediate Duration Strategy, Short Duration Strategy or Core PLUS Strategy. These strategies will be described fully in the wrap-fee brochure provided by the program sponsor. Investors who select the Core Strategy will have some portion of the funds in their account allocated to
BATS: Series C and Series M Portfolios. Investors who select the Intermediate Duration Strategy will have some portion of the funds in their account allocated to BATS: Series I Portfolio. Investors who select the Short Duration Strategy will have some portion of the funds in their account allocated to
BATS: Series S Portfolio. Investors who select the Core PLUS Strategy will have some portion of the funds in their account allocated to BATS: Series C, Series M and Series P Portfolios. Currently, the Trust intends to initially offer the
BATS: Series C and Series M Portfolios.

Investors will not own shares in all of the Portfolios described herein upon opening a wrap-fee program with the program sponsor.

WHEN YOU INVEST IN A PORTFOLIO YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

HOW TO FIND THE INFORMATION YOU NEED ABOUT BLACKROCK BOND ALLOCATION TARGET
SHARES

This is the BlackRock Bond Allocation Target Shares ("BATS" or the "Trust") Prospectus. It has been written to provide you with the information you need to make an informed decision about whether to invest in BATS.

This prospectus contains information on five of the BATS funds (each a "Portfolio"). The prospectus has been organized so that each Portfolio has its own short section. Simply turn to the section for any particular Portfolio to read about important Portfolio facts. Also included are sections that tell you about buying and selling shares, certain fees and expenses, shareholder features of the Portfolio, principal risks of investing in the various Portfolios and your rights as a shareholder. These sections apply to each Portfolio.

BATS: SERIES S PORTFOLIO

INVESTMENT GOAL

The Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

The Portfolio is non-diversified and is available solely to wrap-fee clients or other managed accounts of BlackRock, Inc.'s advisory subsidiaries (collectively, "BlackRock") from whom BlackRock has a short duration fixed income mandate. This Portfolio invests in a manner intended to assist BlackRock in achieving short duration portfolios for those clients. The Portfolio's assets, taken by themselves, may not necessarily have a short duration.

PRIMARY INVESTMENT STRATEGIES

In pursuit of the investment goal, the Portfolio will principally invest in the following securities:

o mortgage-related securities, which are securities backed by loans secured by residential, multifamily and commercial properties;

o obligations of non-U.S. governments and supra-national organizations, such as the World Bank, which are chartered to promote economic development;

o    obligations of domestic and non-U.S. corporations;

o asset-backed securities, which are securities backed by a pool of finite life financial assets, usually representing obligations of a number of different parties, such as installment sale contracts, credit card receivables, royalty payments or securities;

o    municipal securities, both taxable and tax-exempt issues;

o preferred securities, including non-convertible preferred securities such as trust preferreds;

o    U.S. Treasury and agency securities;

o cash equivalent investments, considered to be any security that has an effective duration, a weighted average life and spread duration less than one year;

o    repurchase agreements and reverse repurchase agreements; and

o    mortgage dollar rolls.

The management team evaluates sectors of the bond market and individual securities within these sectors.

The Portfolio may also invest in non-investment grade bonds (high yield or junk bonds) or convertible securities with a minimum rating of B at the time of investment. If a security's rating falls below B, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to the total return potential. See "Summary of Principal Risks - Non-investment grade securities."

The management team may, when consistent with the Portfolio's investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party's obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The management team uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The management team may also use derivatives for leverage, in which case their use would involve leveraging risk. For a discussion of certain risks associated with the use of derivatives and other strategic transactions, see "Summary of Principal Risks - Strategic transactions."

The Portfolio may also purchase securities traded only in the institutional market under Rule 144A and in illiquid private placements following the guidelines and limitations under the Investment Company Act of 1940, as amended.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the Portfolio to greater risk and increase its costs. A reverse repurchase agreement or dollar roll involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. The Portfolio will segregate on its books assets determined to be liquid by the investment advisor in accordance with procedures established by the Board of Trustees or otherwise cover its obligations under reverse repurchase agreements, dollar rolls and other leveraging transactions. For a discussion of certain risks associated with the use of leveraging transactions, see "Summary of Principal Risks - Leveraged transactions."

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 30 days' notice before any such change is made.

The key risks of investing in the Portfolio are described under the heading "Summary of Principal Risks" commencing on page .

RISK / RETURN INFORMATION

No risk/return information is provided for the Portfolio because it is newly formed.

EXPENSES AND FEES

The tables on this page and the following page describe fees and expenses that you may pay if you buy and hold shares of the Portfolio.



SHAREHOLDER FEES(1)

SHAREHOLDER FEES

     (fees paid directly from your investment):

Maximum Sales Charge (Load) on purchases (as a percentage of
     offering price).............................................    0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of
     redemption price)...........................................    0.00%
ANNUAL PORTFOLIO OPERATING EXPENSES
     (expenses that are deducted from Portfolio assets):
Management Fees*.................................................    0.30%
Distribution and Service Expenses................................    0.00%
Other Expenses...................................................    0.00%
Total Annual Operating Expenses..................................    0.30%
                                                                 ----------

Fee Waiver/Expense Reimbursement**                                   0.30%
Net Expenses                                                         0.00%
                                                                 ==========


*This amount reflects the portion of the wrap fee attributable to the management of the Portfolio; see also Note 1 below. This amount also includes operating expenses of the Portfolio which are paid for by the investment advisor.

**The investment advisor has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses incurred by the Portfolio.


--------

(1) The table shows the net expenses of the Portfolio as 0.00%, reflecting the fact that the investment advisor is absorbing all expenses of operating the Portfolio and is waiving any fees to the Portfolio. You should be aware, however, that the Portfolio is an integral part of wrap-fee programs. Typically, participants in these programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution. You should read carefully the wrap-fee brochure provided to you by your program sponsor or investment advisor. The brochure is required to include information about the fees charged by your program sponsor and the fees paid by your program sponsor to the Trust's investment advisor. You pay no additional fees or expenses to purchase or redeem shares of the Portfolio.


EXAMPLE:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming that you invest $10,000 in the shares of the Portfolio for the time periods indicated, that your investment has a 5% return every year, that you reinvest dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR        3 YEARS        5 YEARS        10 YEARS
Shares      $-       0     $-      0      $-      0      $-       0

--------------------------------------------------------------------------
PORTFOLIO MANAGEMENT

The Portfolio is managed by BlackRock Advisors, Inc. The Portfolio is managed by a team of investment professionals including the following individuals who have day-to-day responsibility: Scott Amero, Managing Director of BlackRock since 1990, and Todd Kopstein, Managing Director of BlackRock since 2002. With BlackRock since 1994, Mr. Kopstein spent two years as an analyst in the Account Management Group followed by one and one-half years with a BlackRock subsidiary that provides risk management services. He became a portfolio manager specializing in short duration securities in 1998.

FINANCIAL HIGHLIGHTS

Shares of the Portfolio have not previously been offered and therefore do not have a previous financial history.


BATS: SERIES C PORTFOLIO

INVESTMENT GOAL

The Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

The Portfolio is non-diversified and is available solely to wrap-fee clients or other managed accounts of BlackRock, Inc.'s advisory subsidiaries (collectively, "BlackRock") from whom BlackRock has a core and/or core PLUS fixed income mandate including corporate securities exposure. This Portfolio invests in a manner intended to assist BlackRock in achieving core or core PLUS fixed income portfolios with corporate securities exposure for those clients. The Portfolio's assets, taken by themselves, may not necessarily represent a core or core PLUS fixed income portfolio.

PRIMARY INVESTMENT STRATEGIES

In pursuit of the investment goal, the Portfolio will principally invest in the following securities:

o    obligations of domestic and non-U.S. corporations;

o preferred securities, including non-convertible preferred securities such as trust preferreds;

o asset-backed securities, which are securities backed by a pool of finite life financial assets, usually representing obligations of a number of different parties, such as installment sale contracts, credit card receivables, royalty payments or securities;

o mortgage-related securities, which are securities backed by loans secured by residential, multifamily and commercial properties;

o obligations of non-U.S. governments and supra-national organizations, such as the World Bank, which are chartered to promote economic development;

o    municipal securities, both taxable and tax-exempt issues;

o    U.S. Treasury and agency securities;

o cash equivalent investments, considered to be any security that has an effective duration, a weighted average life and spread duration less than one year;

o    repurchase agreements and reverse repurchase agreements; and

o    any securities contained in the Lehman Brothers U.S. Aggregate Index.

The management team evaluates sectors of the bond market and individual securities within these sectors.

The Portfolio may invest only in securities that are rated investment grade (at least BBB or Baa) at the time of investment by at least one nationally recognized rating agency or determined by the investment advisor to be of comparable credit quality. If a security's rating or credit quality falls below investment grade, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to the total return potential.

The management team may, when consistent with the Portfolio's investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party's obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The management team uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The management team may also use derivatives for leverage, in which case their use would involve leveraging risk. For a discussion of certain risks associated with the use of derivatives and other strategic transactions, see "Summary of Principal Risks - Strategic transactions."

The Portfolio may also purchase securities traded only in the institutional market under Rule 144A and in illiquid private placements following the guidelines and limitations under the Investment Company Act of 1940, as amended.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the Portfolio to greater risk and increase its costs. A reverse repurchase agreement or dollar roll involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. The Portfolio will segregate on its books assets determined to be liquid by the investment advisor in accordance with procedures established by the Board of Trustees or otherwise cover its obligations under reverse repurchase agreements, dollar rolls and other leveraging transactions. For a discussion of certain risks associated with the use of leveraging transactions, see "Summary of Principal Risks - Leveraged transactions."

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 30 days' notice before any such change is made.

The key risks of investing in the Portfolio are described under the heading "Summary of Principal Risks" commencing on page .

RISK / RETURN INFORMATION

No risk/return information is provided for the Portfolio because it is newly formed.

EXPENSES AND FEES

The tables on this page and the following page describe fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER FEES(1)

SHAREHOLDER FEES

     (fees paid directly from your investment):

Maximum Sales Charge (Load) on purchases (as a percentage of
     offering price)..............................................   0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of
     redemption price)............................................   0.00%
ANNUAL PORTFOLIO OPERATING EXPENSES
     (expenses that are deducted from Portfolio assets):
Management Fees*..................................................   0.30%
Distribution and Service Expenses.................................   0.00%
Other Expenses....................................................   0.00%
Total Annual Operating Expenses...................................   0.30%
                                                                  ---------

Fee Waiver/Expense Reimbursement**                                   0.30%
Net Expenses                                                         0.00%
                                                                  =========

*This amount reflects the portion of the wrap fee attributable to the management of the Portfolio; see also Note 1 below. This amount also includes operating expenses of the Portfolio which are paid for by the investment advisor.

**The investment advisor has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses incurred by the Portfolio.

------------

(1) The table shows the net expenses of the Portfolio as 0.00%, reflecting the fact that the investment advisor is absorbing all expenses of operating the Portfolio and is waiving any fees to the Portfolio. You should be aware, however, that the Portfolio is an integral part of wrap-fee programs. Typically, participants in these programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution. You should read carefully the wrap-fee brochure provided to you by your program sponsor or investment advisor. The brochure is required to include information about the fees charged by your program sponsor and the fees paid by your program sponsor to the Trust's investment advisor. You pay no additional fees or expenses to purchase or redeem shares of the Portfolio.


EXAMPLE:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming that you invest $10,000 in the shares of the Portfolio for the time periods indicated, that your investment has a 5% return every year, that you reinvest all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR         3 YEARS          5 YEARS          10 YEARS
Shares       $-     0        $-     0         $-     0          $-     0

-----------------------------------------------------------------------------
PORTFOLIO MANAGEMENT

The Portfolio is managed by BlackRock Advisors, Inc. The Portfolio is managed by a team of investment professionals including the following individuals who have day-to-day responsibility: Scott Amero, Managing Director of BlackRock since 1990, and Margaret D'Annunzio, Director and fixed income portfolio manager. Margaret D'Annunzio's primary responsibility is managing client portfolios, both taxable and total return, with a sector emphasis on investment grade corporate bonds. Before joining BlackRock in 1995, Margaret D'Annunzio was an Assistant Vice President and trader at CS First Boston Investment Management Corporation.

FINANCIAL HIGHLIGHTS

Shares of the Portfolio have not previously been offered and therefore do not have a previous financial history.


BATS: SERIES M PORTFOLIO

INVESTMENT GOAL

The Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

The Portfolio is non-diversified and is available solely to wrap-fee clients or other managed accounts of BlackRock, Inc.'s advisory subsidiaries (collectively "BlackRock") from whom BlackRock has a core and/or core PLUS fixed income mandate including mortgage securities exposure. This Portfolio invests in a manner intended to assist BlackRock in achieving core or core PLUS fixed income portfolios with mortgage securities exposure for those clients. The Portfolio's assets, taken by themselves, may not necessarily represent a core or core PLUS fixed income portfolio.

PRIMARY INVESTMENT STRATEGIES

In pursuit of the investment goal, the Portfolio will principally invest in the following securities:

o mortgage-related securities, which are securities backed by loans secured by residential, multifamily and commercial properties;

o asset-backed securities, which are securities backed by a pool of finite life financial assets, usually representing obligations of a number of different parties, such as installment sale contracts, credit card receivables, royalty payments or securities;

o    U.S. Treasury and agency securities;

o cash equivalent investments, considered to be any security that has an effective duration, a weighted average life and spread duration less than one year; and

o    mortgage dollar rolls.


The management team evaluates sectors of the bond market and individual securities within these sectors.

The Portfolio may invest only in securities that are rated investment grade (at least BBB or Baa) at the time of investment by at least one nationally recognized rating agency or determined by the investment advisor to be of comparable credit quality. If a security's rating or credit quality falls below investment grade, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to the total return potential.

The management team may, when consistent with the Portfolio's investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party's obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The management team uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The management team may also use derivatives for leverage, in which case their use would involve leveraging risk. For a discussion of certain risks associated with the use of derivatives and other strategic transactions, see "Summary of Principal Risks - Strategic transactions."

The Portfolio may also purchase securities traded only in the institutional market under Rule 144A and in illiquid private placements following the guidelines and limitations under the Investment Company Act of 1940, as amended.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the Portfolio to greater risk and increase its costs. A reverse repurchase agreement or dollar roll involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. The Portfolio will segregate on its books assets determined to be liquid by the investment advisor in accordance with procedures established by the Board of Trustees or otherwise cover its obligations under reverse repurchase agreements, dollar rolls and other leveraging transactions. For a discussion of certain risks associated with the use of leveraging transactions, see "Summary of Principal Risks - Leveraged transactions."

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 30 days' notice before any such change is made.

The key risks of investing in the Portfolio are described under the heading "Summary of Principal Risks" commencing on page .

RISK / RETURN INFORMATION

No risk/return information is provided for the Portfolio because it is newly formed.

EXPENSES AND FEES

The tables on the following pages describe fees and expenses that you may pay if you buy and hold shares of the Portfolio.



SHAREHOLDER FEES(1)

SHAREHOLDER FEES

     (fees paid directly from your investment):

Maximum Sales Charge (Load) on purchases (as a percentage of
     offering price)..............................................     0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of
     redemption price)............................................     0.00%
ANNUAL PORTFOLIO OPERATING EXPENSES
     (expenses that are deducted from Portfolio assets):
Management Fees*..................................................     0.30%
Distribution and Service Expenses.................................     0.00%
Other Expenses....................................................     0.00%
Total Annual Operating Expenses...................................     0.30%
                                                                  -----------

Fee Waiver/Expense Reimbursement**                                     0.30%
Net Expenses                                                           0.00%
                                                                  ===========


*This amount reflects the portion of the wrap fee attributable to the management of the Portfolio; see also Note 1 below. This amount also includes operating expenses of the Portfolio which are paid for by the investment advisor.

**The investment advisor has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses incurred by the Portfolio.


------------

(1) The table shows the net expenses of the Portfolio as 0.00%, reflecting the fact that the investment advisor is absorbing all expenses of operating the Portfolio and is waiving any fees to the Portfolio. You should be aware, however, that the Portfolio is an integral part of wrap-fee programs. Typically, participants in these programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution. You should read carefully the wrap-fee brochure provided to you by your program sponsor or investment advisor. The brochure is required to include information about the fees charged by your program sponsor and the fees paid by your program sponsor to the Trust's investment advisor. You pay no additional fees or expenses to purchase or redeem shares of the Portfolio.


EXAMPLE:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming that you invest $10,000 in the shares of the Portfolio for the time periods indicated, that your investment has a 5% return every year, that you reinvest all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR         3 YEARS          5 YEARS          10 YEARS
Shares       $-     0        $-     0         $-     0          $-     0

-----------------------------------------------------------------------------

PORTFOLIO MANAGEMENT

The Portfolio is managed by BlackRock Advisors, Inc. The Portfolio is managed by a team of investment professionals including the following individuals who have day-to-day responsibility: Rajiv Sobti, Managing Director of BlackRock since March 1988, and Andrew Phillips, Managing Director of BlackRock since 1991. Prior to joining BlackRock, Rajiv Sobti was a Managing Director and head of Quantitative Research with Donaldson Lufkin & Jenrette for 12 years.

FINANCIAL HIGHLIGHTS

Shares of the Portfolio have not previously been offered and therefore do not have a previous financial history.


BATS: SERIES P PORTFOLIO

INVESTMENT GOAL

The Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

The Portfolio is non-diversified and is available solely to wrap-fee clients or other managed accounts of BlackRock, Inc.'s advisory subsidiaries (collectively "BlackRock") from whom BlackRock has a core PLUS fixed income mandate including high yield, non-U.S. dollar and emerging market securities exposure. This Portfolio invests in a manner intended to assist BlackRock in achieving core PLUS fixed income portfolios with high yield, non-U.S. dollar and emerging market securities exposure for those clients. The Portfolio's assets, taken by themselves, may not necessarily represent a core PLUS fixed income portfolio.

PRIMARY INVESTMENT STRATEGIES

In pursuit of the investment goal, the Portfolio will principally invest in the following securities:

o    corporate bonds, notes and debentures, including high yield securities;

o mezzanine securities, which are subordinated debt securities which receive payments of interest and principal after other more senior security holders are paid;

o collateralized bond obligations, which are securities backed by a diversified pool of high yield securities;

o obligations, including emerging markets securities, of non-U.S. governments and supra-national organizations, such as the World Bank, which are chartered to promote economic development;

o    preferred securities;

o    convertible bonds;

o mortgage-related securities, which are securities backed by loans secured by residential, multifamily and commercial properties;

o asset-backed securities, which are securities backed by a pool of finite life financial assets, usually representing obligations of a number of different parties, such as installment sale contracts, credit card receivables, royalty payments or securities;

o    bank loans;

o    U.S. Treasury and agency securities;

o    obligations of domestic and non-U.S. corporations;

o    municipal securities, both taxable and tax-exempt issues;

o cash equivalent investments, considered to be any security that has an effective duration, a weighted average life and spread duration less than one year;

o    repurchase agreements and reverse repurchase agreements; and

o    mortgage dollar rolls.

The management team evaluates sectors of the bond market and individual securities within these sectors.

The Portfolio primarily invests its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. The Portfolio's investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

The non-investment grade bonds or convertible securities in which the Portfolio will invest will have a minimum rating of CCC at the time of investment. These securities have increased risks and have uncertainties regarding the issuers' ability to make interest and principal payments. If a security's rating falls below CCC, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to the total return potential. See "Summary of Principal Risks - Non-investment grade securities."

The management team may, when consistent with the Portfolio's investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party's obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The management team uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The management team may also use derivatives for leverage, in which case their use would involve leveraging risk. For a discussion of certain risks associated with the use of derivatives and other strategic transactions, see "Summary of Principal Risks - Strategic transactions."

The Portfolio may also purchase securities traded only in the institutional market under Rule 144A and in illiquid private placements following the guidelines and limitations under the Investment Company Act of 1940, as amended.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the Portfolio to greater risk and increase its costs. A reverse repurchase agreement or dollar roll involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. The Portfolio will segregate on its books assets determined to be liquid by the investment advisor in accordance with procedures established by the Board of Trustees or otherwise cover its obligations under reverse repurchase agreements, dollar rolls and other leveraging transactions. For a discussion of certain risks associated with the use of leveraging transactions, see "Summary of Principal Risks - Leveraged transactions."

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 30 days' notice before any such change is made.

The key risks of investing in the Portfolio are described under the heading "Summary of Principal Risks" commencing on page .

RISK / RETURN INFORMATION

No risk/return information is provided for the Portfolio because it is newly formed.

EXPENSES AND FEES

The tables on this page and the following page describe fees and expenses that you may pay if you buy and hold shares of the Portfolio.


SHAREHOLDER FEES(1)

SHAREHOLDER FEES

     (fees paid directly from your investment):

Maximum Sales Charge (Load) on purchases (as a percentage of
     offering price)..............................................    0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of
     redemption price)............................................    0.00%
ANNUAL PORTFOLIO OPERATING EXPENSES
     (expenses that are deducted from Portfolio assets):
Management Fees*..................................................    0.30%
Distribution and Service Expenses.................................    0.00%
Other Expenses....................................................    0.00%
Total Annual Operating Expenses...................................    0.30%
                                                                  ----------

Fee Waiver/Expense Reimbursement**                                    0.30%
Net Expenses                                                          0.00%
                                                                  ==========


*This amount reflects the portion of the wrap fee attributable to the management of the Portfolio; see also Note 1 above. This amount also includes operating expenses of the Portfolio which are paid for by the investment advisor.

**The investment advisor has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses incurred by the Portfolio.

--------

(1) The table shows the net expenses of the Portfolio as 0.00%, reflecting the fact that the investment advisor is absorbing all expenses of operating the Portfolio and is waiving any fees to the Portfolio. You should be aware, however, that the Portfolio is an integral part of wrap-fee programs. Typically, participants in these programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution. You should read carefully the wrap-fee brochure provided to you by your program sponsor or investment advisor. The brochure is required to include information about the fees charged by your program sponsor and the fees paid by your program sponsor to the Trust's investment advisor. You pay no additional fees or expenses to purchase or redeem shares of the Portfolio.


EXAMPLE:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming that you invest $10,000 in the shares of the Portfolio for the time periods indicated, that your investment has a 5% return every year, that you reinvest all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR         3 YEARS          5 YEARS          10 YEARS
Shares       $-     0        $-     0         $-     0          $-     0

-----------------------------------------------------------------------------

PORTFOLIO MANAGEMENT

The Portfolio is managed by BlackRock Advisors, Inc. The Portfolio is managed by a team of investment professionals including the following individuals who have day-to-day responsibility: Jeff Gary, Managing Director of BlackRock since 2003, and Andrew Gordon, Managing Director of BlackRock since 1996. Jeff Gary is the head of the High Yield Team. Prior to joining BlackRock, he was a Managing Director and portfolio manager with AIG (American General) Investment Group. Prior to joining BlackRock, Andrew Gordon was responsible for non-dollar (international) research at Barclay Investments from 1994 to 1996 and at CS First Boston from 1986 to 1994.

FINANCIAL HIGHLIGHTS

Shares of the Portfolio have not previously been offered and therefore do not have a previous financial history.


BATS: SERIES I PORTFOLIO

INVESTMENT GOAL

The Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

The Portfolio is non-diversified and is available solely to wrap-fee clients or other managed accounts of BlackRock, Inc.'s advisory subsidiaries (collectively, "BlackRock") from whom BlackRock has an intermediate duration fixed income mandate. This Portfolio invests in a manner intended to assist BlackRock in achieving intermediate duration portfolios for those clients. The Portfolio's assets, taken by themselves, may not necessarily have an intermediate duration.

PRIMARY INVESTMENT STRATEGIES

In pursuit of the investment goal, the Portfolio will principally invest in the following securities:

o mortgage-related securities, which are securities backed by loans secured by residential, multifamily and commercial properties;

o obligations of non-U.S. governments and supra-national organizations, such as the World Bank, which are chartered to promote economic development;

o    obligations of domestic and non-U.S. corporations;

o asset-backed securities, which are securities backed by a pool of finite life financial assets, usually representing obligations of a number of different parties, such as installment sale contracts, credit card receivables, royalty payments or securities;

o    municipal securities, both taxable and tax-exempt issues;

o preferred securities, including non-convertible preferred securities such as trust preferreds;

o    U.S. Treasury and agency securities;

o cash equivalent investments, considered to be any security that has an effective duration, a weighted average life and spread duration less than one year;

o    repurchase agreements and reverse repurchase agreements; and

o    mortgage dollar rolls.

The management team evaluates sectors of the bond market and individual securities within these sectors.

The Portfolio may invest only in securities that are rated investment grade (at least BBB or Baa) at the time of investment by at least one nationally recognized rating agency or determined by the investment advisor to be of comparable credit quality. If a security's rating or credit quality falls below investment grade, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to the total return potential.

The management team may, when consistent with the Portfolio's investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party's obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The management team uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The management team may also use derivatives for leverage, in which case their use would involve leveraging risk. For a discussion of certain risks associated with the use of derivatives and other strategic transactions, see "Summary of Principal Risks - Strategic transactions."

The Portfolio may also purchase securities traded only in the institutional market under Rule 144A and in illiquid private placements following the guidelines and limitations under the Investment Company Act of 1940, as amended.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the Portfolio to greater risk and increase its costs. A reverse repurchase agreement or dollar roll involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. The Portfolio will segregate on its books assets determined to be liquid by the investment advisor in accordance with procedures established by the Board of Trustees or otherwise cover its obligations under reverse repurchase agreements, dollar rolls and other leveraging transactions. For a discussion of certain risks associated with the use of leveraging transactions, see "Summary of Principal Risks - Leveraged transactions."

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 30 days' notice before any such change is made.

The key risks of investing in the Portfolio are described under the heading "Summary of Principal Risks" commencing on page .

RISK / RETURN INFORMATION

No risk/return information is provided for the Portfolio because it is newly formed.

EXPENSES AND FEES

The tables on this page and the following page describe fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER FEES(1)

SHAREHOLDER FEES

     (fees paid directly from your investment):

Maximum Sales Charge (Load) on purchases (as a percentage of
     offering price)..............................................     0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of
     redemption price)............................................     0.00%
ANNUAL PORTFOLIO OPERATING EXPENSES
     (expenses that are deducted from Portfolio assets):
Management Fees*..................................................     0.30%
Distribution and Service Expenses.................................     0.00%
Other Expenses....................................................     0.00%
Total Annual Operating Expenses...................................     0.30%
                                                                  -----------

Fee Waiver/Expense Reimbursement**                                     0.30%
Net Expenses                                                           0.00%
                                                                  ===========

*This amount reflects the portion of the wrap fee attributable to the management of the Portfolio; see also Note 1 below. This amount also includes operating expenses of the Portfolio which are paid for by the investment advisor.

**The investment advisor has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses incurred by the Portfolio.

--------

(1) The table shows the net expenses of the Portfolio as 0.00%, reflecting the fact that the investment advisor is absorbing all expenses of operating the Portfolio and is waiving any fees to the Portfolio. You should be aware, however, that the Portfolio is an integral part of wrap-fee programs. Typically, participants in these programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution. You should read carefully the wrap-fee brochure provided to you by your program sponsor or investment advisor. The brochure is required to include information about the fees charged by your program sponsor and the fees paid by your program sponsor to the Trust's investment advisor. You pay no additional fees or expenses to purchase or redeem shares of the Portfolio.


EXAMPLE:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming that you invest $10,000 in the shares of the Portfolio for the time periods indicated, that your investment has a 5% return every year, that you reinvest all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR         3 YEARS          5 YEARS          10 YEARS
Shares       $-     0        $-     0         $-     0          $-     0

-----------------------------------------------------------------------------

PORTFOLIO MANAGEMENT

The Portfolio is managed by BlackRock Advisors, Inc. The Portfolio is managed by a team of investment professionals including the following individuals who have day-to-day responsibility: Scott Amero, Managing Director of BlackRock since 1990, and Todd Kopstein, Managing Director of BlackRock since 2002. With BlackRock since 1994, Mr. Kopstein spent two years as an analyst in the Account Management Group followed by one and one-half years with a BlackRock subsidiary that provides risk management services. He became a portfolio manager specializing in short duration securities in 1998.

FINANCIAL HIGHLIGHTS

Shares of the Portfolio have not previously been offered and therefore do not have a previous financial history.

SUMMARY OF PRINCIPAL RISKS

THE FOLLOWING APPLIES TO EACH PORTFOLIO EXCEPT AS NOTED:

While the management team chooses securities it believes can provide above average total returns, there is no guarantee that shares of the Portfolio will not lose value. This means you could lose money.

Two of the main risks of investing in the Portfolio are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of securities of the type held by the Portfolio. Market interest rates have in recent years declined significantly below recent historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

Additional risks of the securities in which the Portfolio may invest include:

U.S. Treasury and agency securities. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (GNMA) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC) are solely the obligations of FNMA or FHLMC, as the case may be, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Municipal securities. Municipal securities are generally issued by state and local governments and their agencies, authorities and other instrumentalities. Municipal securities are subject to interest rate and credit risk. The ability of an issuer to make payments could be affected by litigation, legislation, other political events, loss of revenues out of which the securities may be paid or the bankruptcy of the issuer.

Preferred stock. Preferred stock has a preference over common stock in liquidation (and generally with respect to dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield and maturity characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Non-U.S. investments. Non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security's value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

Strategic transactions. The Portfolio may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, equity, fixed-income and interest rate indices, and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures or credit transactions and credit default swaps. The Portfolio also may purchase derivative instruments that combine features of these instruments. Collectively, all of the above are referred to as "Strategic Transactions." The Portfolio's use of Strategic Transactions may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short period of time. A risk of the Portfolio's use of Strategic Transactions is that the fluctuations in their values may not correlate with the changes in value or risks that the Portfolio is using the Strategic Transactions to track or protect against. Strategic Transactions are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some Strategic Transactions are more sensitive to interest rate changes, market price fluctuations and general market liquidity than others.

Leveraged transactions. The Portfolio may use transactions that give rise to a form of leverage. These transactions may include, among others, reverse repurchase agreements and dollar rolls and may expose the Portfolio to greater risk and increase its costs. The use of leverage by the Portfolio may harm its performance because the return from the securities purchased using leverage may be less than the cost of leverage due to adverse changes in interest rates or reduction in credit quality. The use of leverage may force the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Portfolio turnover. Higher than normal portfolio turnover may result in increased transaction costs to the Portfolio, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect Portfolio performance.

Non-diversification. The Portfolio is part of the wrap-fee program, which utilizes a diversified investment strategy; however, the Portfolio is classified as a non-diversified portfolio under the Investment Company Act of 1940, as amended. Investment returns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. Because it can concentrate its investments in the obligations of a smaller number of issuers, the Portfolio may be more at risk than a more widely diversified portfolio to any single economic, political or regulatory event which harms one or more of these issuers.

Mortgage- and asset-backed securities. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities, thus presenting different risks. A main difference is that the principal on the assets backing such securities may normally be prepaid at any time, which may reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities ("CMBS") are usually structured to experience less prepayment than residential mortgage-backed securities.

Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

Non-mortgage asset-backed securities may involve risks that are not presented by mortgage-related securities. Many of these securities do not have the benefit of a security interest in the underlying collateral. Credit card receivables, for example, are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Other asset-based securities may not have the benefit of as much collateral as mortgage-backed securities generally have.

The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the stated original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and unscheduled prepayments. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline faster; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities. The relationship between prepayments and interest rates may give some high-yielding mortgage-related and asset-backed securities less potential for growth in value than conventional bonds with comparable maturities.

In periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, mortgage-related and other asset-backed securities' total return, duration and maturity may be difficult to predict precisely. To the extent that the Portfolio purchases mortgage-related and other asset-backed securities at a premium, prepayments (which usually may be made without penalty) may result in loss of the Portfolio's principal investment to the extent of premium paid.

Certain CMBS are issued in several classes with different levels of yield and credit protection. The Portfolio's investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Bank loans. The Portfolio may invest in fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions. The Portfolio considers such investments to be debt securities. The market for bank loans may not be highly liquid and the Portfolio may have difficulty selling them. These investments expose the Portfolio to the credit risk of both the financial institution and the underlying borrower. To the extent that these loans do not qualify as Rule 144A securities and also satisfy certain liquidity standards, they will be treated as illiquid securities subject to the Portfolio's 15% illiquid securities limitations.

Collateralized bond obligations. The Portfolio may invest in collateralized bond obligations ("CBOs"), which are structured products backed by a diversified pool of high yield public or private fixed income securities. The pool of high yield securities is typically separated into tranches representing different degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tranche of CBOs is especially sensitive to the rate of defaults in the collateral pool.

Mezzanine securities. The Portfolio may invest in certain high yield securities known as mezzanine investments, which are subordinated debt securities that are generally issued in private placements in connection with an equity (e.g., with attached warrants). Such mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.

THE FOLLOWING APPLIES ONLY TO THE BATS: SERIES S,C AND I PORTFOLIOS:

Trust preferred securities. The Portfolio may invest in trust preferred securities. Trust preferred securities are a comparatively new asset class. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Trust preferred securities have some of the key characteristics of equity and became popular because they could be treated as preferred equity for accounting purposes. However, trust preferred securities are no longer treated as equity and are rarely issued in the current environment.


THE FOLLOWING APPLIES ONLY TO THE BATS: SERIES S AND P PORTFOLIOS:

Non-investment grade securities. The Portfolio may invest in non-investment grade or "high yield" fixed income or convertible securities commonly known to investors as "junk bonds." All such securities must be rated "B" or higher at the time of investment in the case of the BATS: Series S Portfolio, and rated "CCC" at the time of investment in the case of the BATS: Series P Portfolio by at least one nationally recognized rating agency, unless determined by the investment advisor to be of comparable credit quality. A "B" rating generally indicates that while the issuer can currently make its interest and principal payments, it probably will not be able to do so in times of financial difficulty. A "CCC" rating generally indicates that the issue is regarded as having highly speculative characteristics regarding the likelihood of timely payment of principal and interest and a currently identifiable vulnerability to default. Non-investment grade debt securities carry greater risks than securities which have higher credit ratings, including a high risk of default.

The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market values may change from time to time, positively or negatively, to reflect new developments regarding the issuer. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and interest or dividends on time. Also, the market for high yield securities is not as liquid as the market for higher-rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice, at the price at which the Portfolio has valued such securities.

During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities may experience severe financial problems. They may not have enough cash to make their principal and interest payments and may not have further access to the capital markets to raise additional cash. An economic downturn could also hurt the market for lower-rated securities and the Portfolio.

Investment grade ratings do not guarantee that securities will not lose value.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher-rated securities and may have problems making principal and interest payments in difficult economic climates. Credit ratings, including investment grade ratings, do not guarantee that bonds will not lose value.


ABOUT YOUR INVESTMENT

WHAT PRICE PER SHARE WILL YOU PAY?

The price of each Portfolio's shares generally changes every business day. A business day is defined as any weekday on which the New York Stock Exchange
(NYSE) is open for business. A mutual fund is a pool of investors' money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio with a net asset value (NAV) worth $50 million and has 5 million shares outstanding, the NAV per share is $10. When you buy shares in the Portfolio you pay the NAV per share.

Each Portfolio's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. When a determination is made that market quotations are not readily available, including when a particular security does not trade regularly or has had its trading halted or there has been a significant subsequent event, each Portfolio values the affected securities at fair value as determined by BlackRock under the direction of the Trust's Board of Trustees. For example, in valuing a security that trades principally on a foreign market, a Portfolio generally uses the most recent closing market price from the market on which the security principally trades. However, if the closing market price, in BlackRock's judgment, does not represent the current market value of the security due to the occurrence of a significant subsequent event, BlackRock may adjust the closing market price of the security to reflect what it believes to be the fair value of the security as of the time the Portfolio calculates its NAV. Fair value represents a good faith approximation of the value of a security. A security's valuation may differ depending on the method used for determining value.

Since the NAV changes daily, the price of your shares depends on the time that your order is received by the Portfolio's transfer agent, whose job it is to keep track of shareholder records.

Boston Financial Data Services, Inc., the Portfolio's transfer agent, will probably receive your order from your registered representative, who takes the order from the BlackRock advisor managing your wrap-fee account. Purchase orders received by the transfer agent before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. (Eastern time)) on each day the NYSE is open will be priced based on the NAV calculated at the close of trading on that day. NAV is calculated separately for each Portfolio at 4:00 p.m. (Eastern time) each day the NYSE is open. Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV per share. Non-U.S. securities and certain other securities, such as most fixed income securities, held by a Portfolio may trade on days when the NYSE is closed. In these cases, the Portfolio's NAV per share may change when Portfolio shares cannot be bought or sold.

Purchases of a Portfolio's shares will normally be made only in full shares, but may be made in fractional shares under certain circumstances. Certificates for shares will not be issued. The payment for shares to be purchased shall be wired to the Portfolio's transfer agent.

HOW MUCH IS THE MINIMUM INVESTMENT?

There is no minimum or maximum investment for initial or subsequent purchases of shares. Each Portfolio may reject any purchase order; establish, modify or waive any minimum investment requirements; and suspend and resume the sale of shares of any Portfolio at any time.

HOW MUCH IS THE SALES CHARGE?

There are no sales charges on purchases or redemptions of shares.

HOW TO SELL SHARES

Redemption requests for Portfolio shares are effected at the NAV per share next determined after receipt of a redemption request by the transfer agent. A redemption request received by the transfer agent prior to close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), on a day the Portfolio is open for business, is effected on that day. A redemption request received after that time is effected on the next business day. Redemption proceeds usually will be wired to the investment advisor within one business day after the redemption request is received, but may take up to three business days. Redemption proceeds that are paid in cash will be sent by wire only. Each Portfolio may suspend the right of redemption or postpone the payment date at times when the NYSE is closed, or during certain other periods as permitted under the federal securities laws.

THE TRUST'S RIGHTS

     The Trust may:

o Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions;

o Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions;

o Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level; and

o Redeem shares for property other than cash if conditions exist which make cash payments undesirable. The Trust does not intend to make an election to honor requests to pay in cash to the extent provided in Rule 18f-1 under the 1940 Act. It is unlikely that shares would ever be redeemed for property other than cash. However, in consideration of the best interests of the remaining investors, each Portfolio reserves the right to pay any redemption proceeds in whole or in part by a distibution in kind of securities held by the Portfolio in lieu of cash. When shares are redeemed in kind, the redeeming registered investment advisor should expect to incur transaction costs upon the disposition of the securities received in the distributuion.

MANAGEMENT

The investment advisor of each Portfolio is BlackRock Advisors, Inc. ("BlackRock Advisors"). BlackRock Advisors was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock Advisors is a wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $309 billion of assets under management as of December 31, 2003. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio distributes substantially all of its net investment company income (which includes net short-term capital gain) to shareholders investing in the Portfolio in the form of dividends. An investment in Portfolio shares begins earning dividends on the shares the day after the Portfolio receives the related purchase payment. Dividends are declared daily and paid monthly on the last business day of the month.

In addition, each Portfolio distributes any net capital gains, if any, it earns from the sale of portfolio securities to shareholders investing in the Portfolio no less frequently than annually.

Distributions by a Portfolio of net investment company income and net capital gain will be paid only in cash. Dividends and capital gain distributions will not be reinvested in additional Portfolio shares.

TAXATION OF DISTRIBUTIONS

         The discussion below and in the Statement of Additional Information provides general tax information related to an investment by a taxable U.S. investor in the common shares of a Portfolio. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns affecting the Portfolios and their shareholders (including shareholders owning a large position in a Portfolio), and the discussions set forth here and in the Statement of Additional Information do not constitute tax advice.

         The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service retroactively or prospectively. Because tax laws are complex and often change, you should consult your tax advisor about the tax consequences of an investment in a Portfolio.

         Each Portfolio intends to elect to be treated and to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, each Portfolio must satisfy income, diversification and distribution requirements. As a regulated investment company, a Portfolio will generally be exempt from federal income taxes on investment company taxable income and net capital gain distributed to shareholders each year, provided it distributes at least 90% of the sum of its net investment company taxable income and net tax-exempt income, if any, each year. A Portfolio will, however, be subject to federal income tax at regular corporate income tax rates on any investment company taxable income and net capital gain that it fails to distribute. If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of such Portfolio's current and accumulated earnings and profits. If a Portfolio fails to distribute, by the close of each calendar year, at least an amount equal to the sum of 98% of its ordinary taxable income for such year and 98% of its net capital gain for the one year period ending October 31 in such year, plus certain undistributed amounts from previous years on which the Portfolio paid no federal income tax, it will be liable for a 4% excise tax on the undistributed amount of such income.

         Distributions by one of the Portfolios of investment company taxable income will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Portfolio). Due to each Portfolio's expected investments, distributions generally will not be eligible for the dividends received deduction allowed to corporate shareholders and will not qualify for the reduced rate of tax for qualified dividend income allowed to individuals. Distributions of net capital gain realized by a Portfolio and distributed or credited to you will be taxable to you as long-term capital gain regardless of the length of time you have owned shares of the Portfolio. Distributions by a Portfolio in excess of current and accumulated earnings and profits of such Portfolio will first reduce the adjusted tax basis of your shares and, after the adjusted tax basis is reduced to zero, will constitute capital gain to you (assuming the shares are held as capital assets).

         When you sell shares of a Portfolio or have shares repurchased by the Portfolio, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you have held your shares for more than one year, or as a short-term capital gain or loss if you have held your shares for one year or less. However, if you sell Portfolio shares on which a long-term capital gain distribution has been received and you have held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received by you (including amounts credited as an undistributed capital gain dividend) with respect to such shares. Each January, you will be sent information on the tax status of any distribution made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

         THE FOREGOING IS A GENERAL AND ABBREVIATED SUMMARY OF THE PROVISIONS OF THE CODE AND THE TREASURY REGULATIONS IN EFFECT AS THEY DIRECTLY GOVERN THE TAXATION OF EACH PORTFOLIO AND ITS SHAREHOLDERS. THESE PROVISIONS ARE SUBJECT TO CHANGE BY LEGISLATIVE OR ADMINISTRATIVE ACTION, AND ANY SUCH CHANGE MAY BE RETROACTIVE. A MORE COMPLETE DISCUSSION OF THE TAX RULES APPLICABLE TO EACH PORTFOLIOS AND ITS SHAREHOLDERS CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION THAT IS INCORPORATED BY REFERENCE INTO THE PROSPECTUS. SHAREHOLDERS ARE URGED TO CONSULT THEIR TAX ADVISORS REGARDING SPECIFIC QUESTIONS OF U.S. FEDERAL, STATE, LOCAL AND FOREIGN INCOME OR OTHER TAXES.


STATEMENTS

Every shareholder automatically receives regular account statements. In addition, for tax purposes, shareholders also receive a yearly statement describing the characteristics of any dividends or other distributions received.




FOR MORE INFORMATION:

This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BATS is available from your program sponsor, or upon request, including:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Portfolio's investments, describe each Portfolio's performance, list Portfolio holdings and discuss recent market conditions, economic trends and fund strategies for the last fiscal year.

Statement of Additional Information (SAI)

 A Statement of Additional Information dated [ ] has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the BATS, may be obtained free of charge, along with the Trust's annual and semi-annual reports, by calling (888) 825-2257. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

Securities and Exchange Commission (SEC)

You may also view information about the BATS, including the SAI, by visiting the SEC Web site (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at 1-800-SEC-0330. Copies of this information can be obtained, for a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

INVESTMENT COMPANY ACT FILE NO. 811-21457

                      STATEMENT OF ADDITIONAL INFORMATION
                    BLACKROCK BOND ALLOCATION TARGET SHARES

This Statement of Additional Information provides supplementary information pertaining to shares representing interests in BATS: Series S Portfolio, BATS:
Series C Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio and
BATS: Series I Portfolio (collectively referred as the "Portfolio" unless otherwise noted) of BlackRock Bond Allocation Target Shares ("BATS" or the "Trust"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the prospectus of the Trust relating to the Portfolio, dated , 2004, as amended from time to time (the "Prospectus"). The Prospectus may be obtained from the Portfolio's distributor by calling toll-free (888) 825-2257. This Statement of Additional Information is dated , 2004. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                               TABLE OF CONTENTS

                                                                                    Page

THE TRUST............................................................................2

INVESTMENT POLICIES..................................................................2

ADDITIONAL INVESTMENT LIMITATIONS...................................................28

TRUSTEES AND OFFICERS...............................................................31

INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND SERVICING ARRANGEMENTS........38

EXPENSES............................................................................40

PORTFOLIO TRANSACTIONS..............................................................40

PURCHASE AND REDEMPTION INFORMATION.................................................41

VALUATION OF PORTFOLIO SECURITIES...................................................43

PERFORMANCE INFORMATION.............................................................44

TAXES...............................................................................50

ADDITIONAL INFORMATION CONCERNING SHARES............................................54

MISCELLANEOUS.......................................................................56

APPENDIX A.........................................................................A-1

APPENDIX B.........................................................................B-1

APPENDIX C  PROXY VOTING PROCEDURES................................................C-1


                                   THE TRUST

         The Trust was organized as a Delaware statutory trust on March 5, 2003 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Amended and Restated Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited number of shares in five investment portfolios.

                              INVESTMENT POLICIES

         The following supplements information contained in the Prospectus concerning the Portfolio's investment policies. For a description of the objective and policies of the Portfolio, see "Primary Investment Strategies" in the Prospectus. To the extent that an investment strategy is discussed in this Statement of Additional Information but not in the Prospectus, such strategy is not a principal strategy of the Portfolio.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS

         THE FOLLOWING APPLIES TO EACH PORTFOLIO EXCEPT AS NOTED:

         NON-DIVERSIFIED STATUS. The Portfolio is classified as a non-diversified portfolio under the 1940 Act. Investment returns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. Because it can concentrate its investments in the obligations of a smaller number of issuers, the Portfolio may be more at risk than a more widely diversified fund to any single economic, political or regulatory event which harms one or more of these issuers.

         DURATION. The Portfolio is non-diversified and is available solely to wrap-fee clients of BlackRock from whom BlackRock has a fixed income mandate that is described in the Prospectus. The Portfolio invests in a manner intended to assist BlackRock in achieving the duration or other goal for those clients and its assets, taken by themselves, may not necessarily have such duration.

         NON-U.S. INVESTMENTS. Investing in non-U.S. securities involves risks not typically associated with investing in securities of companies organized and operated in the United States. Because non-U.S. securities generally are denominated and pay dividends or interest in non-U.S. currencies, the value of a portfolio that invests in non-U.S. securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. The Portfolio's investments in non-U.S. securities may also be adversely affected by changes in non-U.S. political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Portfolio's operations. In general, less information is publicly available with respect to non-U.S. issuers than is available with respect to U.S. companies. Most non-U.S. companies are also not subject to the same accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on non-U.S. stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, the Portfolio's non-U.S. investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in non-U.S. countries.

         The BATS: Series S Portfolio, BATS: Series C Portfolio, BATS: Series P Portfolio and BATS: Series I Portfolio may invest their assets in countries with emerging economies or securities markets. However, the BATS: Series C Portfolio and BATS: Series I Portfolio may only invest in securities that are rated investment grade. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Portfolio of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

         Investments in non-dollar denominated securities may be on either a currency hedged or unhedged basis, and may hold from time to time various non-U.S. currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, the Portfolio may engage in non-U.S. currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio's performance. These investments and transactions involving non-U.S. securities, currencies, options (including options that relate to non-U.S. currencies), futures, hedging and cross-hedging are described below under "Interest Rate Swaps, Floors, Caps, Currency Swaps and Swaptions" and "Options and Futures Contracts."

         BRADY BONDS. The BATS: Series S Portfolio's, BATS: Series C Portfolio's, BATS: Series P Portfolio's and BATS: Series I Portfolio's emerging market debt securities may include emerging market governmental debt obligations commonly referred to as Brady Bonds, provided that, in the case of the BATS: Series C Portfolio and BATS: Series I Portfolio, the Brady Bonds must be rated investment grade. Brady Bonds are securities created through the exchange of existing commercial bank loans to soveign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

         Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the "residual risk").

         Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have repayments at final maturity collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

         Brady Bonds involve various risk factors described above associated with investing in non-U.S. securities, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Portfolios may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolios to suffer a loss of interest or principal on any of its holdings. A significant amount of the Brady Bonds that the BATS: Series S Portfolio, BATS: Series C Portfolio, BATS: Series P Portfolio and/or BATS: Series I Portfolio may purchase have no or limited collateralization, and the BATS: Series S Portfolio, BATS: Series C Portfolio,
BATS: Series P Portfolio and/or BATS: Series I Portfolio will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the non-U.S. government to make payment in accordance with the terms of the Brady Bonds. A substantial portion of the Brady Bonds and other sovereign debt securities in which the BATS: Series S Portfolio, BATS: Series C Portfolio, BATS: Series P Portfolio and/or BATS: Series I Portfolio may invest are likely to be acquired at a discount. There can be no assurance that Brady Bonds acquired by the BATS:
Series S Portfolio, BATS: Series C Portfolio, BATS: Series P Portfolio and/or
BATS: Series I Portfolio will not be subject to restructuring arrangements or to requests for new credit, which may cause the BATS: Series S Portfolio, BATS:
Series C Portfolio, BATS: Series P Portfolio and/or BATS: Series I Portfolio to suffer a loss of interest or principal on any of its holdings.

         ADRS, EDRS AND GDRS. The Portfolio may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by non-U.S. banks and trust companies, that evidence ownership of either non-U.S. or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations as described under "Non-U.S. Investments."

         REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The repurchase price under the repurchase agreements generally equals the price paid by the Portfolio involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement). The financial institutions with which the Portfolio may enter into repurchase agreements will be banks and non-bank dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's investment advisor. The Portfolio's investment advisor will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). The accrued premium is the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's investment advisor will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Trust's custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

         The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Portfolio will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Portfolio's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Portfolio may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

         REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. The Portfolio is authorized to borrow money from banks. If the securities held by the Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Portfolio's securities. Borrowings may be made by the Portfolio through reverse repurchase agreements under which the Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. Such agreements are considered to be borrowings under the 1940 Act. The Portfolio will use the proceeds of reverse repurchase agreements to purchase additional securities within the Portfolio's guidelines. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the investment advisor will designate liquid assets on its books and records in an amount equal to the amount of the Portfolio's commitments. The Portfolio will not borrow any money if after giving effect to the borrowing its total borrowings will exceed, in the aggregate, 33 1/3% of the value of its total assets.

         VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolio may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate.

         The interest rate of an inverse floater resets in the opposite direction from the market rate of interest on a security or index to which it is related. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.

         With respect to purchasable variable and floating rate instruments, the investment advisor will consider the earning power, cash flows and liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to a demand feature, will monitor their financial status to meet payment on demand. Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Portfolio to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

         PREFERRED SECURITIES. The Portfolio may invest in preferred securities. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

         TRUST PREFERRED SECURITIES. The Portfolio may invest in trust preferred securities. Trust preferred securities are a comparatively new asset class. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

         Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Trust preferred securities have some of the key characteristics of equity and became popular because they could be treated as preferred equity for accounting purposes. However, trust preferred securities are no longer treated as equity and are rarely issued in the current environment.

         Trust preferred securities include but are not limited to trust originated preferred securities ("TOPRS(r)"); monthly income preferred securities ("MIPS(r)"); quarterly income bond securities ("QUIBS(r)"); quarterly income debt securities ("QUIDS(r)"); quarterly income preferred securities ("QUIPS/sm/"); corporate trust securities ("CORTS(r)"); public income notes ("PINES(r)"); and other trust preferred securities.

         Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer's option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

         Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for Federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for Federal income tax purposes. The trust or special purpose entity in turn would be a holder of the operating company's debt and would have priority with respect to the operating company's earnings and profits over the operating company's common shareholders, but would typically be subordinated to other classes of the operating company's debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company's senior debt securities.

         CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument.

         DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities and to enhance current income, the Portfolio may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. This use of dollar rolls may be regarded as leveraging and, therefore, speculative. If the income earned from the investment of the proceeds of the transaction does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what the performance would have been without the use of dollar rolls. At the time the Portfolio enters into a dollar roll transaction, the investment advisor will designate liquid assets on its books and records in an amount equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained.

         Dollar roll transactions involve the risk that the market value of the securities the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfolio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the investment advisor's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

         LEASE OBLIGATIONS. The Portfolio may hold participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations").

         The investment advisor will monitor the credit standing of each municipal borrower and each entity providing credit support and/or a put option relating to lease obligations. In determining whether a lease obligation is liquid, the investment advisor will consider, among other factors, the following: (i) whether the lease can be cancelled; (ii) the degree of assurance that assets represented by the lease could be sold; (iii) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (iv) in the case of a municipal lease, the likelihood that the municipality would discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of nonappropriation"); (v) legal recourse in the event of failure to appropriate;
(vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Portfolio, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Portfolio. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Portfolio could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and the Portfolio may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Portfolio might take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Portfolio's operating expenses and adversely affect the net asset value of the Portfolio. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Portfolio would not have the right to take possession of the assets. Any income derived from the Portfolio's ownership or operation of such assets may not be tax-exempt. In addition, the Portfolio's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, may limit the extent to which the Portfolio may exercise its rights by taking possession of such assets, because as a regulated investment company the Portfolio is subject to certain limitations on its investments and on the nature of its income.

         COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by the Portfolio's investment advisor, "high quality" issues rated "A-2" or "Prime-2" by S&P or Moody's, respectively. These ratings symbols are described in Appendix A.

         Commercial paper purchasable by the Portfolio includes "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and is frequently sold (and resold) to institutional investors such as the Portfolio through or with the assistance of investment dealers who make a market in the
Section 4(2) paper, thereby providing liquidity. Certain transactions in
Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act.

         INVESTMENT GRADE DEBT OBLIGATIONS. The Portfolio may invest in "investment grade securities," which are securities rated in the four highest rating categories of a nationally recognized statistical rating agency ("NRSRO") or deemed to be of equivalent quality by the Portfolio's investment advisor. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., "Baa" by Moody's or "BBB" by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher-rated securities. If an investment grade security of the Portfolio is subsequently downgraded below investment grade, the Portfolio's investment advisor will consider such an event in determining whether the Portfolio should continue to hold the security. Subject to its other investment strategies, there is no limit on the amount of such downgraded securities the Portfolio may hold, although under normal market conditions the investment advisor does not expect to hold these securities to a material extent. See Appendix A to this Statement of Additional Information for a description of applicable securities ratings.

         PAY-IN-KIND BONDS. The Portfolio may invest in pay-in-kind, or PIK, bonds. PIK bonds are bonds which pay interest through the issuance of additional debt or equity securities. Similar to zero coupon obligations, pay-in-kind bonds also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Portfolio may obtain no return at all on its investment. The market price of pay-in-kind bonds is affected by interest rate changes to a greater extent, and therefore tends to be more volatile than that of securities which pay interest in cash. Additionally, current federal tax law requires the holder of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, each Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, it will designate on its books and records cash or liquid debt securities equal to at least the value of the when-issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked-to-market value will at all times equal or exceed the corresponding obligations of the Portfolio. There is always a risk that the securities may not be delivered and that the Portfolio may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Portfolio as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

         WARRANTS TO PURCHASE. The Portfolio may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that the Portfolio could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrants' expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

         OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment goal, the Portfolio may write (i.e., sell) covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative or cross-hedging. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securities or securities indices, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. While the Portfolio will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its total assets at the time of purchase, and will not write options on more than 25% of the value of its total assets (measured at the time an option is written), there is no limit on the amount of the Portfolio's assets that can be put at risk through the use of options. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

         To the extent consistent with its investment goal, the Portfolio may also invest in futures contracts and options on futures contracts (interest rate futures contracts or index futures contracts, as applicable). These instruments are described in Appendix B to this Statement of Additional Information. The notional value of the Portfolio's contracts may equal or exceed 100% of its net assets, although the Portfolio will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets. There is no limit on the amount of the Portfolio's assets that can be put at risk through the use of futures contracts. Futures contracts obligate the Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a non-U.S. currency. The Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. The Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, the Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

         The Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When the Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with the Portfolio's position in a futures contract or related option, the investment advisor will designate liquid assets on its books and records in an amount equal to the amount of the Portfolio's commitments or will otherwise cover its position in accordance with applicable SEC requirements. The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment advisor's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

         While the Trust has filed a notice with the Commodity Futures Trading Commission (the "CFTC"), it is not subject to any CFTC-imposed restrictions on trading in futures contracts or options thereon. The Trust is, however, subject to other CFTC rules such as the general antifraud provisions, prohibitions on manipulation and trade reporting requirements.

         Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in the underlying securities themselves. The Portfolio will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are designated on the Trust's books and records in an amount equal to the amount of the Portfolio's commitments to the extent required by SEC guidelines) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Portfolio maintains with its custodian liquid assets equal to the contract value. A call option is also covered if the Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or
(ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets designated on the Trust's books and records.

         When the Portfolio purchases an option, the premium paid by it is recorded as an asset of the Portfolio. When a Portfolio writes a put option, in return for receipt of the premium, it assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. When the Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the last bid and asked prices. If an option purchased by the Portfolio expires unexercised the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss. There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchange could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         SECURITIES LENDING. The Portfolio may seek additional income by lending securities on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. The Portfolio may not make such loans in excess of 33 1/3 % of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

         The Portfolio would continue to accrue interest on loaned securities and would also earn income on investment collateral for such loans. Any cash collateral received by the Portfolio in connection with such loans may be invested in a broad range of high quality, U.S. dollar-denominated money market instruments that meet the restrictions applicable to money market funds. Specifically, cash collateral may be invested in any of the following instruments: (a) securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and related custodial receipts; (b) "first tier" quality commercial paper and other obligations issued or guaranteed by U.S. and non-U.S. corporations and other issuers rated (at the time of purchase) in the highest rating category by at least two NRSROs, or one if only rated by one NRSRO; (c) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or non-U.S. banks or savings institutions with total assets in excess of $1 billion (including obligations of non-U.S. branches of such banks) (i.e., CDs, BA and time deposits); (d) repurchase agreements relating to the above instruments, as well as corporate debt; and (e) unaffiliated and, to the extent permitted by SEC guidelines, affiliated money market funds. Any such investments must be rated "first tier" and must have a maturity of 397 days or less from the date of purchase.

         YIELDS AND RATINGS. The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's, Fitch Investor Services, Inc. ("Fitch") and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Portfolio, a rated security may cease to be rated. The Portfolio's investment advisor will consider such an event in determining whether the Portfolio should continue to hold the security. Subject to its other investment strategies, there is no limit on the amount of unrated securities the Portfolio may hold, although under normal market conditions the investment advisor and sub-advisor do not expect to hold these securities to a material extent.

         INTEREST RATE SWAPS, FLOORS, CAPS, CURRENCY SWAPS AND SWAPTIONS. The Portfolio may enter into interest rate swaps, may purchase or sell interest rate caps and floors and may enter into options on swap agreements ("swaptions"). The Portfolios may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration management technique or to protect against an increase in the price of securities a Portfolio anticipates purchasing at a later date. They may also be used for speculation to increase returns.

         Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether the Portfolio is hedging its assets or its liabilities. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.

         The Portfolio will usually enter into interest rate swaps on a net basis, i.e., the two payments streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each interest rate swap on a daily basis and its investment advisor will designate liquid assets on its books and records in an amount having an aggregate net asset value at least equal to the accrued excess to the extent required by SEC guidelines. If the other party to an interest rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. The Portfolio will enter into interest rate swap, cap and floor transactions only with institutions deemed to be creditworthy by the investment advisor. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and, accordingly, they are less liquid than swaps.

         In order to protect against currency rate fluctuations, the Portfolio also may enter into currency swaps. Currency swaps involve the exchange of the rights of the Portfolio and another party to make or receive payments in specified currencies.

         CREDIT DERIVATIVES. The Portfolio may engage in credit derivative transactions. There are two broad categories of credit derivatives: default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the investment advisor is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Portfolio would diminish compared with what it would have been if these techniques were not used. Moreover, even if the investment advisor is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of credit derivative transactions that may be entered into by the Portfolio. The Portfolio's risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Portfolio purchases a default option on a security, and if no default occurs with respect to the security, the Portfolio's loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Portfolio's loss will include both the premium that it paid for the option and the decline in value of the underlying security that the default option hedged.

         INVESTMENT COMPANIES. In connection with the management of its daily cash positions, the Portfolio may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. The Portfolio may also invest in securities issued by other investment companies with investment objectives similar to that of the Portfolio. Securities of other investment companies will be acquired within limits prescribed by the 1940 Act and set forth below. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. The Portfolio currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio.

         LIQUIDITY MANAGEMENT. As a temporary defensive measure if its investment advisor determines that market conditions warrant, the Portfolio may invest without limitation in high quality money market instruments. During the course of its normal operations, the Portfolio may also invest in high quality money market instruments pending investment or to meet anticipated redemption requests. High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of non-U.S. issuers, bank obligations, including U.S. subsidiaries and branches of non-U.S. banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement.

         MONEY MARKET OBLIGATIONS OF DOMESTIC BANKS, NON-U.S. BANKS AND NON-U.S. BRANCHES OF U.S. BANKS. The Portfolio may purchase bank obligations, such as certificates of deposit, bankers' acceptances and time deposits, including instruments issued or supported by the credit of U.S. or non-U.S. banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The assets of a bank or savings institution will be deemed to include the assets of its domestic and non-U.S. branches for purposes of the Portfolio's investment policies. Investments in short-term bank obligations may include obligations of non-U.S. banks and domestic branches of non-U.S. banks, and also non-U.S. branches of domestic banks.

         BANK LOANS. The Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a corporate borrower or a non-U.S. sovereign entity and one or more financial institutions ("Lenders"). The Portfolio may invest in such Loans in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans from third parties.

         CORPORATE AND BANK OBLIGATIONS. The Portfolio may invest in debt obligations of domestic or non-U.S. corporations and banks. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of their respective total assets.

         CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

         MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The Portfolio may make investments in residential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers.

         Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

         The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Portfolio has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include Ginnie Maes, which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs, which are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank, are supported by the right of the issuer to borrow from the Treasury. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC generally does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. FHLMC "Gold" PCs are guaranteed as to timely payment of interest and principal by FHLMC and represent 100% of the current fixed-rate production of the majority of FHLMC fixed-rate securities outstanding.

         CMOS AND REMICS. In general, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduit pass-through or participation certificates ("REMICs") are debt obligations of a legal entity that are collateralized by, or represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Investors may purchase beneficial interests in CMOs and REMICs, which are known as "regular" interests or "residual" interests. The residual in a CMO or REMIC structure generally represents the interest in any excess cash flow or tax liability remaining after making required payments of principal of and interest on the CMOs or REMICs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO and REMIC interests. The markets for CMOs and REMICs may be more illiquid than those of other securities.

         Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

         The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full. Additional structures of CMOs or REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class. A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches (often called "supports" or "companion" tranches) tend to have market prices and yields that are much more volatile than the PAC classes.

         FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute on a timely basis to holders of FNMA REMIC Certificates required installments of principal and interest and to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

         For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the ultimate payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by FHLMC and placed in a PC pool. With respect to principal payments on PCs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. FHLMC also guarantees timely payment of principal on certain PCs, referred to as "Gold PCs."

         The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments.

         CMO RESIDUALS. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances an investor may fail to recoup fully its initial investment in a CMO residual.

         CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exception therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to the Portfolio's limitations on investment in illiquid securities. The Portfolio does not currently intend to purchase residual interests.

         COLLATERALIZED BOND OBLIGATIONS. The Portfolio may invest in collateralized bond obligations ("CBOs"), which are structured products backed by a diversified pool of high yield public or private fixed income securities. The pool of high yield securities is typically separated into tranches representing different degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tranche of CBOs is especially sensitive to the rate of defaults in the collateral pool.

         SBMS. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         SMBS are usually structures with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and the remainder of the principal. In the most extreme case, one class will receive all the interest (the "IO" class) while the other class will receive all of the principal (the "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories

         Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers and dealers, these securities were developed fairly recently. As a result, established trading markets have not developed. Accordingly these securities may be deemed "illiquid" and subject to Portfolio's limitations on investment in illiquid securities.

         The Portfolio may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. ("PNC Mortgage") or Midland Loan Services, Inc. ("Midland") (or Sears Mortgage if PNC Mortgage succeeded to rights and duties of Sears Mortgage) or mortgage-related securities containing loans or mortgages originated by PNC Bank or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or their affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. Such companies are affiliates of BlackRock.

         U.S. GOVERNMENT OBLIGATIONS. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of certain agencies and instrumentalities of the U.S. Government such as the GNMA are supported by the United States' full faith and credit; others such as those of the FNMA and the Student Loan Marketing Association are supported by the right of the issuer to borrow from the Treasury; others such as those of the FHLMC are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         Examples of the types of U.S. Government obligations which the Portfolio may hold include U.S. Treasury bills, Treasury instruments and Treasury bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, FNMA, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, FHLMC, the Federal Intermediate Credit Banks, the Maritime Administration, the International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

         SUPRANATIONAL ORGANIZATION OBLIGATIONS. The Portfolio may purchase debt securities of supranational organizations such as the World Bank, which are chartered to promote economic development.

         MUNICIPAL OBLIGATIONS. When deemed advisable by the investment advisor, the Portfolio may invest in obligations issued by a state or local government ("Municipal Obligations"). The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer.

         The credit quality of private activity bonds is usually directly related to the credit standing of the user of the facility involved. Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

         The Portfolio may hold participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land or facilities. Dividends paid by the Portfolio that are derived from income earned on Municipal Obligations will not be tax-exempt. In determining whether a lease obligation is liquid, the investment advisor will consider, among other factors, the following: (i) whether the lease can be cancelled; (ii) the degree of assurance that assets represented by the lease could be sold; (iii) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (iv) in the case of a municipal lease, the likelihood that the municipality would discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of nonappropriation");
(v) legal recourse in the event of failure to appropriate; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation.

         Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Portfolio, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Portfolio. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Portfolio could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and the Portfolio may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Portfolio may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Portfolio's operating expenses and adversely affect the net asset value of the Portfolio. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Portfolio would not have the right to take possession of the assets. In addition, the Portfolio's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, may limit the extent to which the Portfolio may exercise its rights by taking possession of such assets, because as a regulated investment company the Portfolio is subject to certain limitations on its investments and on the nature of its income.

         ILLIQUID SECURITIES. No Portfolio will invest more than 15% of the value of its net assets in securities that are illiquid. Illiquid securities include most securities the disposition of which is subject to substantial legal or contractual restrictions and are generally viewed as securities that cannot be disposed of within seven days of business at approximately the amount which the Portfolio has valued the securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The Portfolio's investment advisor may experience significant delays in disposing of illiquid securities and may not be able to sell them for the price the Portfolio has valued them. Transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

         Repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are considered illiquid. Several other types of instruments the Portfolio may invest in may also be considered to be illiquid. The Portfolio may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the investment advisor that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

         GUARANTEES. The Portfolio may purchase securities which contain guarantees issued by an entity separate from the issuer of the security. Generally, the guarantor of a security (often an affiliate of the issuer) promises to fulfill an issuer's payment obligations under a security if the issuer is unable to do so.

         PORTFOLIO TURNOVER RATES. The Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the investment advisor or sub-advisor believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. Higher than normal portfolio turnover (i.e., 100% or more) may result in increased transaction costs to the Portfolio, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of the Portfolio's securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect the Portfolio's performance.

         MEZZANINE INVESTMENTS. The Portfolio may invest in certain high yield securities known as mezzanine investments, which are subordinated debt securities which are generally issued in private placements in connection with an equity security (e.g., with attached warrants). Such mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.

         SHORT SALES. The Portfolio may only make short sales of securities "against-the-box." A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical or similar security at no additional cost. When selling short "against-the-box," a Portfolio forgoes an opportunity for capital appreciation in the security.

         THE FOLLOWING APPLIES ONLY TO THE BATS: SERIES S PORTFOLIO AND BATS:
SERIES P PORTFOLIO:

         NON-INVESTMENT GRADE SECURITIES. The BATS: Series S Portfolio and
BATS: Series P Portfolio may invest in non-investment grade or "high yield" fixed income or convertible securities commonly known to investors as "junk bonds".

          High yield securities are bonds that are issued by a company whose credit rating (based on rating agencies' evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield securities will generally be in the lower rating categories of nationally recognized rating agencies (rated "Ba" or lower by Moody's or "BB" or lower by S&P) or will be non-rated. The credit rating of a high yield security does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer's financial condition. High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher-rated securities.

         While the market values of high yield securities tend to react less to fluctuations in interest rates than do those of higher-rated securities, the values of high yield securities often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher-rated securities. Issuers of high yield securities are often in the growth stage of their development and/or involved in a reorganization or takeover. The issuers are often highly leveraged (have a significant amount of debt relative to shareholders' equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield securities are subordinated to the prior repayment of senior indebtedness, which will potentially limit a Portfolio's ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield securities have a lower degree of protection with respect to principal and interest payments than do investors in higher-rated securities.

         During an economic downturn, a substantial period of rising interest rates or recession, highly leveraged issuers of high yield securities may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Portfolio's net asset value and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Portfolio defaulted, the Portfolio may not receive full interest and principal payments due it and could incur additional expenses if it chose to seek recovery of its investment.

         The secondary markets for high yield securities are not as liquid as the secondary markets for higher-rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, a Portfolio may have difficulty disposing of certain high yield securities due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing a Portfolio's assets. Market quotations on any particular high yield security may be available only from a single or very limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale. The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect a Portfolio's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield securities, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in recent years.

         When the secondary market for high yield securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable, objective data makes it more difficult to value a Portfolio's high yield securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of a Portfolio to dispose of such securities at a desirable price. Additionally, if the secondary markets for high yield securities contract due to adverse economic conditions or for other reasons, certain of a Portfolio's liquid securities may become illiquid and the proportion of the Portfolio's assets invested in illiquid securities may significantly increase. The rating assigned by a rating agency evaluates the safety of a non-investment grade security's principal and interest payments, but does not address market value risk. Because such ratings of the ratings agencies may not always reflect current conditions and events, in addition to using nationally recognized rating agencies and other sources, the investment advisor performs its own analysis of the issuers whose non-investment grade securities the Portfolio holds. Because of this, the Portfolio's performance may depend more on the investment advisor's own credit analysis than in the case of mutual funds investing in higher-rated securities. For a description of these ratings, see Appendix A.

         In selecting non-investment grade securities, the investment advisor considers factors such as the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of the Portfolio. The investment advisor continuously monitors the issuers of non-investment grade securities held by the Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests. If a security's rating is reduced below the minimum credit rating that is permitted for a Portfolio, the Portfolio's investment advisor will consider whether the Portfolio should continue to hold the security.

         In the event that a Portfolio investing in high yield securities experiences an unexpected level of net redemptions, the Portfolio could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Portfolio's rate of return is based.

         The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.

         The BATS: Series S Portfolio may invest in securities rated "B" or above at the time of investment, or determined by the investment advisor to be of comparable quality. The BATS: Series P Portfolio may invest in securities rated in the category "CCC" and above at the time of investment, or determined by the investment advisor to be of comparable quality. Securities rated "B" or "C" are considered highly speculative. A "B" rating generally indicates that while the issuer can currently make its interest and principal payments, it probably will not be able to do so in times of financial difficulty. A "CCC" rating generally indicates that the issue is regarded as having highly speculative characteristics regarding the likelihood of timely payment of principal and interest and a currently identifiable vulnerability to default. Non-investment grade debt securities carry greater risks than securities which have higher credit ratings, including a high risk of default.

         While such debt will likely have some quality and protective characteristics, those are outweighed by large uncertainties or major risk exposure to adverse conditions.

                       ADDITIONAL INVESTMENT LIMITATIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental policies of each of the Portfolios and may not be changed with respect to any of the Portfolios without shareholder approval by vote of a majority of the outstanding voting securities of that Portfolio (as defined below). Under these restrictions, none of the Portfolios may:

         (1) issue senior securities, borrow money or pledge its assets, except that a Portfolio may borrow from banks or enter into reverse repurchase agreements or dollar rolls in amounts aggregating not more than one-third of the value of its total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge its assets to secure such borrowings. Each Portfolio is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a "when-issued" delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;

         (2) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

          (3) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

         (4) purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that any Portfolio may enter into contracts relating to any financial commodity;

         (5) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

         (6) borrow money, or pledge, mortgage or hypothecate its assets, except that a Portfolio may (i) borrow from banks, and pledge its assets in connection therewith, if the Portfolio maintains an asset coverage of 300%,
(ii) borrow securities pursuant to a securities lending transaction and pledge its assets in connection therewith, and (iii) enter into reverse repurchase agreements, dollar rolls and other transactions providing leverage but not constituting borrowing money (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts, options on futures contracts, and forward foreign currency contracts will not be deemed to be pledges, mortgaging or hypothecations of a Portfolio's assets);

         (7) issue senior securities, except insofar as such Portfolio may be deemed to have issued a senior security by reason of borrowing in accordance with the Portfolio's borrowing policies (for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security);

         (8) lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies: (i) invest in any type of debt obligation, even though such obligations may be deemed to be the making of loans, (ii) enter into repurchase agreements and reverse repurchase agreements, and (iii) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Trust; or

         (9) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter.

NON-FUNDAMENTAL INVESTMENT OBJECTIVE AND RESTRICTIONS

         The investment objective of each Portfolio is not fundamental and may be changed without shareholder approval. Each Portfolio is also subject to the following non-fundamental restrictions (which may be changed without shareholder approval) and, unless otherwise indicated, may not:

         (1) invest more than 15% of the net assets of a Portfolio (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the investment advisor's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the investment advisor has determined to be liquid under procedures approved by the Board of Trustees); or

         (2) under normal circumstances, invest less than 80% of its total assets in fixed- income instruments.

         Unless otherwise indicated, all limitations applicable to a Portfolio's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security, or change in the percentage of a Portfolio's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's total assets, will not require the Portfolio to dispose of an investment. In the event that ratings services assign different ratings to the same security, the investment advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

         Derivative instruments with economic characteristics similar to fixed income instruments will be treated as fixed income securities for purposes of the Portfolio's non-fundamental investment restriction (2) above. A Portfolio may not change non-fundamental investment restriction (2) above unless the Portfolio provides shareholders with notice required by Rule 35d-1 under the 1940 Act, as it may be amended or interpreted by the SEC from time to time.

         The phrases "shareholder approval" and "vote of a majority of the outstanding voting securities" mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio or the Trust, as the case may be, or (2) 67% or more of the shares of the Portfolio or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

         (3) In addition, to comply with Federal tax requirements for qualification as a "regulated investment company," the Trust's investments will be limited in manner such that at the close of each quarter of each tax year, subject to certain exceptions and cure periods, (a) no more than 25% of the value of the Trust's total assets are invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of a single issuer or two or more issuers controlled by the Trust and engaged in the same, similar or related trade or businesses and (b) with regard to at least 50% of the Trust's total assets, no more than 5% of its total assets are invested in the securities (other than U.S. Government securities or securities of other regulated companies) of a single issuer and no investment will consist of 10% or more of the voting stock of such issuer. These tax-related limitations may be changed by the Trustees to the extent appropriate in light of changes to applicable tax requirements.

                             TRUSTEES AND OFFICERS

         The officers of the Trust manage its day-to-day operations. The officers are directly responsible to the Trust's Board of Trustees which sets broad policies for the Trust and chooses its officers. The following is a list of the trustees and officers of the Trust and their present positions and principal occupations during the past five years. Trustees who are interested persons of the Trust (as defined in the 1940 Act) are denoted by an asterisk (*). Trustees who are independent trustees (as defined in the Investment Company Act) (the "Independent Trustees") are denoted without an asterisk. The business address of the Trust, BlackRock Advisors and their board members and officers is 100 Bellevue Parkway, Wilmington, Delaware 19809, unless specified otherwise below. The Trustees listed below are either trustees or directors of other closed-end funds in which BlackRock Advisors acts as investment advisor.


                                                                 NUMBER OF
                                                               PORTFOLIOS IN
                                                                FUND COMPLEX
NAME, ADDRESS, AGE     TERM OF       PRINCIPAL OCCUPATION       OVERSEEN BY
AND POSITION(S)      OFFICE AND          DURING THE              TRUSTEE OR
HELD WITH             LENGTH OF      PAST FIVE YEARS AND        NOMINEE FOR       OTHER DIRECTORSHIPS
REGISTRANT           TIME SERVED     OTHER AFFILIATIONS           TRUSTEE           HELD BY TRUSTEE
------------------   -----------     ------------------         -----------       -------------------
INDEPENDENT
TRUSTEES:

Andrew F. Brimmer        (1)     President of Brimmer &              49       Director of CarrAmerica
P.O. Box 4546                    Company, Inc., a Washington,                 Realty Corporation and
New York, NY 10163               D.C.-based economic and                      Borg-Warner Automotive.
Age: 77                          financial consulting firm.                   Former Director of AirBorne
Trustee                          Wilmer D. Barrett Professor                  Express, BankAmerica
                                 of Economics, University of                  Corporation (Bank of
                                 Massachusetts-- Amherst.                     America), Bell South
                                 Former member of the Board                   Corporation, College
                                 of Governors of the Federal                  Retirement Equities Fund
                                 Reserve System. Former                       (Trustee), Commodity
                                 Chairman, District of                        Exchange, Inc. (Public
                                 Columbia Financial Control                   Governor), Connecticut
                                 Board. Lead Trustee and                      Mutual Life Insurance
                                 Chairman of the Audit                        Company, E.I. du Pont de
                                 Committee of each of the                     Nemours & Company,
                                 closed-end Trusts in which                   Equitable Life Assurance
                                 BlackRock Advisors, Inc.                     Society of the United
                                 acts as investment advisor.                  States, Gannett Company,
                                                                              Mercedes-Benz of North
                                                                              America, MNC Financial
                                                                              Corporation (American
                                                                              Security Bank), NCM Capital
                                                                              Management, Navistar
                                                                              International Corporation,
                                                                              PHH Corp. and UAL
                                                                              Corporation (United Airlines).


Richard E. Cavanagh      (1)     President and Chief                 49       Trustee Emeritus, Wesleyan
P.O. Box 4546                    Executive Officer of The                     University, Trustee,
New York, NY 10163               Conference Board, Inc., a                    Airplanes Group, Aircraft
Age: 57                          leading global business                      Finance Trust (AFT) and
Trustee                          membership organization,                     Educational Testing Service
                                 from 1995-present. Former                    (ETS). Director, Arch
                                 Executive Dean of the John                   Chemicals, Fremont Group
                                 F. Kennedy School of                         and The Guardian Life
                                 Government at Harvard                        Insurance Company of America.
                                 University from 1988-1995.
                                 Acting Director, Harvard
                                 Center for Business and
                                 Government (1991-1993).
                                 Former Partner (principal)
                                 of McKinsey & Company, Inc.
                                 (1980-1988). Former
                                 Executive Director of
                                 Federal Cash Management,
                                 White House Office of
                                 Management and Budget
                                 (1977-1979). Co-author, THE
                                 WINNING PERFORMANCE (best
                                 selling management book
                                 published in 13 national
                                 editions).

Kent Dixon               (1)     Consultant/Investor. Former         49       Former Director of ISFA
P.O. Box 4546                    President and Chief                          (the owner of INVEST, a
New York, NY 10163               Executive Officer of Empire                  national securities
Age: 66                          Federal Savings Bank of                      brokerage service designed
Trustee                          America and Banc PLUS                        for banks and thrift
                                 Savings Association, former                  institutions).
                                 Chairman of the Board,
                                 President and Chief
                                 Executive Officer of
                                 Northeast Savings.

Frank J. Fabozzi         (1)     Consultant. Editor of THE           49       Director, Guardian Mutual
P.O. Box 4546                    JOURNAL OF PORTFOLIO                         Funds Group (18 portfolios).
New York, NY 10163               MANAGEMENT and Adjunct
Age: 55                          Professor of Finance at the
Trustee                          School of Management at Yale
                                 University. Author and
                                 editor of several books
                                 on fixed income portfolio
                                 management. Visiting
                                 Professor of Finance and
                                 Accounting at the Sloan School
                                 of Management, Massachusetts
                                 Institute of Technology
                                 from 1986 to August 1992.

James Clayburn           (1)     Dean Emeritus of The John E.        49       Director of Payden & Rygel
LaForce, Jr.                     Anderson Graduate School of                  Investment Trust,
P.O. Box 4546                    Management, University of                    Metzler-Payden Investment
New York, NY 10163               California since July 1,                     Trust, Advisor Series
Age: 75                          1993. Acting Dean of The                     Trust, Arena
Trustee                          School of Business, Hong                     Pharmaceuticals, Inc. and
                                 Kong University of Science                   CancerVax Corporation.
                                 and Technology 1990-1993.
                                 From 1978 to September 1993,
                                 Dean of The John E. Anderson
                                 Graduate School of
                                 Management, University of
                                 California.

Walter F. Mondale        (1)     Senior Counsel, Dorsey &            49       Director of United Health
P.O. Box 4546                    Whitney LLP, a law firm                      Foundation and the Japan
New York, NY 10163               (January 2004-present);                      Society.  Member of the
Age: 76                          Partner (December                            Hubert H. Humphrey
Trustee                          1996-December 2003,                          Institute of Public Affairs
                                 September 1987-August                        Advisory Board, The Mike
                                 1993).  Formerly U.S.                        and Maureen Mansfield
                                 Ambassador to Japan                          Foundation, Dean's Board of
                                 (1993-1996). Formerly Vice                   Visitors of the Medical
                                 President of the United                      School at the University of
                                 States, U.S. Senator and                     Minnesota, and the Mayo
                                 Attorney General of the                      Foundation Advisory Council
                                 State of Minnesota. 1984                     to the President.
                                 Democratic Nominee for
                                 President of the United
                                 States.  Formerly Director
                                 of Northwest Airlines Corp.,
                                 UnitedHealth Group and RBC
                                 Dain Rauscher, Inc.


INTERESTED
TRUSTEES:
Robert S. Kapito*        (1)     Vice Chairman of                    49       Chairman of the Hope &
Age: 47                          BlackRock, Inc.  Head of the                 Heroes & Children's Cancer
Trustee and                      Portfolio Management Group,                  Fund.  President of the
President                        a member of the Management                   Board of Directors of
                                 Committee, the Investment                    Periwinkle National Theatre
                                 Strategy Group, the Fixed                    for Young Audiences.
                                 Income and Global Operating                  Director of Icruise.com, Corp.
                                 Committees and the Equity
                                 Investment Strategy Group of
                                 BlackRock, Inc.  Responsible
                                 for the portfolio management
                                 of the Fixed Income,
                                 Domestic Equity, Liquidity
                                 and Alternative Investment
                                 Groups of BlackRock.
                                 Currently, President and
                                 Trustee of each of the
                                 closed-end Trusts in which
                                 BlackRock Advisors, Inc.
                                 acts as investment advisor.

Ralph L.                 (1)     Director since 1999 and             49       Chairman and President of
Schlosstein*                     President of BlackRock, Inc.                 the BlackRock Liquidity
Age: 53                          since its formation in 1998                  Funds (10 portfolios).
Trustee                          and of BlackRock, Inc.'s                     Director of Anthracit Capital
                                 predecessor entities since                   Inc. and Director of several of
                                 1988. Member of the                          BlackRock's alternative
                                 Management Committee and                     investment vehicles.
                                 Investment Strategy Group of                 Currently, a Member of the
                                 BlackRock, Inc.  Formerly,                   Visiting Board of Overseers
                                 Managing Director of Lehman                  of the John F. Kennedy
                                 Brothers, Inc. and Co-head                   School of Government at
                                 of its Mortgage and Savings                  Harvard University, the
                                 Institutions Group.                          Financial Institutions
                                 Currently, Chairman and                      Center Board of the Wharton
                                 Trustee of each of the                       School of the University of
                                 closed-end Trusts in which                   Pennsylvania, a trustee of
                                 BlackRock Advisors, Inc.                     Trinity School in New York
                                 acts as investment advisor.                  City and a Trustee of New
                                                                              Visions for Public Education
                                                                              in New York Council. Formerly,
                                                                              a Director of Pulte Corporation
                                                                              and a Member of Fannie Mae's
                                                                              Advisory Council.


         *........"Interested person" of the Trust as defined in the
Investment Company Act. Messrs. Kapito and Schlosstein are interested persons due to their employment with the investment advisor.

         (1)......Each trustee has served in such capacity since the Trust's inception in 2003 and serves until the next shareholders meeting at which directors are to be elected. Shareholders meetings are not held at any specified interval.

                                                                 PRINCIPAL OCCUPATION DURING
    NAME AND AGE                 TITLE                    THE PAST FIVE YEARS AND OTHER AFFILIATIONS

Anne F. Ackerley     Vice President         Managing Director of BlackRock, Inc. since 2000. Formerly, First Vice
Age: 42                                     President and Chief Operating Officer, Mergers and Acquisition Group
                                            at Merrill Lynch & Co. from 1997 to 2000; First Vice President and
                                            Chief Operating Officer, Public Finance Group at Merrill Lynch & Co.
                                            from 1995 to 1997; First Vice President, Emerging Markets Fixed Income
                                            Research at Merrill Lynch & Co. prior thereto.

Henry Gabbay         Treasurer              Managing Director of BlackRock, Inc. and its predecessor entities.
Age: 56

James Kong           Assistant Treasurer    Managing Director of BlackRock, Inc. and its predecessor entities.
Age: 43

Richard Shea, Esq.   Vice President/Tax     Managing Director of BlackRock, Inc. since 2000; Chief Operating
Age: 44                                     Officer and Chief Financial Officer of Anthracite Capital, Inc. since
                                            1998. Formerly, Director of BlackRock, Inc. and its predecessor entities.

Vincent Tritto       Secretary              Director and Assistant Secretary of BlackRock, Inc. since 2002.
Age: 42                                     Formerly, Executive Director (2000-2002) and Vice President
                                            (1998-2000), Morgan Stanley & Co. Incorporated and Morgan Stanley Asset
                                            Management Inc. and officer of various Morgan Stanley-sponsored investment vehicles; Counsel (1998) and associate (1988-1997), Rogers &
                                            Wells LLP, New York, NY; Foreign Associate (1992-1994), Asahi Law
                                            Offices/Masuda & Ejiri, Tokyo, Japan.

Brian Kindelan       Assistant Secretary    Director and Senior Counsel (since January 2001), and Vice President
Age:  44                                    and Senior Counsel (1998-2000), BlackRock Advisors, Inc.; Senior
                                            Counsel, PNC Bank Corp. from May 1995 to April 1998; Associate,
                                            Stradley, Ronon, Stevens & Young, LLP from March 1990 to May 1995.

__________

Prior to this offering, all of the outstanding shares of the Trust were owned by an affiliate of BlackRock Advisors.


                                                       AGGREGATE DOLLAR RANGE
                                                        OF EQUITY SECURITIES
                               DOLLAR RANGE OF          OVERSEEN BY DIRECTOR
                               EQUITY SECURITIES       IN FAMILY OF REGISTERED
NAME OF DIRECTOR               IN THE TRUST(*)         INVESTMENT COMPANIES(*)
----------------               -----------------       ------------------------

Andrew F. Brimmer                      $0                     $1-$10,000
Richard E. Cavanagh                    $0                  $50,001-$100,000
Kent Dixon                             $0                   over $100,000
Frank J. Fabozzi                       $0                  $10,001-$50,000
Robert S. Kapito                       $0                   over $100,000
James Clayburn La Force, Jr.           $0                   over $100,000
Walter F. Mondale                      $0                  $50,001-$100,000
Ralph L. Schlosstein                   $0                   over $100,000


___________

* As of December 31, 2003, Trustees did not own equity securities of the Trust because the Trust is a newly organized open-end investment company.

The fees and expenses of the Independent Trustees of the Trust are paid by the Trust and reimbursed by BlackRock. The trustees who are members of the BlackRock organization receive no compensation from the Trust. It is estimated that the Independent Trustees will receive from the Trust the amounts set forth below for the Trust's calendar year ending
December 31, 2003.

                                                           TOTAL COMPENSATION
                                                           FROM THE FUND AND
                               ESTIMATED COMPENSATION       FUND COMPLEX PAID
NAME OF BOARD MEMBER                FROM FUND              TO BOARD MEMBER(1)
--------------------           ----------------------     ---------------------

Andrew F. Brimmer.                    $2,000(2)              $250,000(3)(4)(5)
Richard E. Cavanagh                   $2,000(2)              $210,000(4)(5)
Kent Dixon                            $2,000(2)              $210,000(4)(5)
Frank J. Fabozzi..                    $2,000(2)              $190,000(4)
James Clayburn La Force, Jr.          $2,000(2)              $190,000(4)
Robert S. Kapito..                    $2,000(2)              $190,000(4)
Walter F. Mondale.                    $2,000(2)              $190,000(4)


(1) Estimates the total compensation to be earned by such person during the calendar year ended December 31, 2003 from the Trust and other closed-end funds advised by BlackRock Advisors (the "Fund Complex").

(2) Of these amounts it is anticipated that Messrs. Brimmer, Cavanagh, Dixon, Fabozzi, La Force and Mondale may voluntarily defer $0, $0, $0, $0, $2,000 and $0, respectively, pursuant to the Fund Complex's deferred compensation plan in the calendar year ending December 31, 2003.

(3) Dr. Andrew F. Brimmer serves as "lead trustee" for each board of trustees/directors in the Fund Complex. For his services as lead trustee/director, Dr. Brimmer is compensated in the amount of $40,000 per annum by the Fund Complex.

(4) Of this amount, Messrs. Brimmer, Cavanagh, La Force, Fabozzi, Dixon and Mondale are expected to defer $50,000, $56,000, $190,000, $30,000,
      $50,000 and $30,000, respectively, through both mandatory and voluntary deferrals pursuant to the Fund Complex's deferred compensation plan in the calendar year ending December 31, 2003.

(5)   Includes compensation for service on the Audit Committee.


         Each Independent Trustee will receive an annual fee calculated as follows: (i) $6,000 from each fund/trust in the Fund Complex and (ii) $1,500 for each meeting of each board in the Fund Complex attended by such Independent Trustee. The total annual aggregate compensation for each Independent Trustee is capped at $190,000 per annum, except that Dr. Brimmer will receive an additional $40,000 per annum from the Fund Complex for acting as the lead trustee for each board of trustees/directors in the Fund Complex and Messrs. Brimmer, Cavanagh and Dixon will receive an additional $20,000 per annum from the Fund Complex for their service on the audit committee of the Fund Complex. This additional compensation to Messrs. Brimmer, Cavanagh and Dixon will be allocated among the funds/trusts in the Fund Complex based on their relative net assets.

         In the event that the $190,000 cap is met with respect to an Independent Trustee, the amount of the Independent Trustee's fee borne by each fund/trust in the Fund Complex is reduced by reference to the net assets of the Trust relative to the other funds/trusts in the Fund Complex. In addition, the attendance fees of each Independent Trustee are reduced proportionately, based on each respective fund's/trust's net assets, so that the aggregate per meeting fee for all meetings of the boards of trustees/directors of the funds/trusts (excluding the per annum audit committee fee) held on a single day does not exceed $23,750 for any Independent Trustee.

         Certain of the above fees paid to the Independent Trustees will be subject to mandatory deferrals pursuant to the Fund Complex's deferred compensation plan. The Independent Trustees have agreed that at least $30,000 of their $190,000 base fee will be mandatory deferred pursuant to the Fund Complex's deferred compensation plan. Also, members of the audit committee of the Fund Complex will be required to defer all of the $20,000 per annum fee they will receive for their services on the audit committee pursuant to the Fund Complex's deferred compensation plan. Under the deferred compensation plan, deferred amounts earn a return for the Independent Trustees as though equivalent dollar amounts had been invested in common shares of certain other funds/trusts in the Fund Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if they had invested the deferred amounts in such other funds/trusts. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of a fund/trust. A fund/trust may, however, elect to invest in common shares of those funds/trusts selected by the Independent Trustee in order to match its deferred compensation obligations.

         The Board of Trustees of the Trust currently has three committees: an Executive Committee, an Audit Committee and a Governance Committee.

         The Executive Committee consists of Ralph L. Schlosstein and Robert S. Kapito and acts in accordance with the powers permitted to such a committee under the Amended and Restated Agreement and Declaration of Trust and By-Laws of the Trust. The Executive Committee, subject to the Trust's Amended and Restated Agreement and Declaration of Trust, Amended and Restated By-Laws and applicable law, acts on behalf of the full Board of Trustees in the intervals between meetings of the Board.

         The Audit Committee consists of Dr. Andrew F. Brimmer, Richard E. Cavanagh, and Kent Dixon. The Audit Committee acts according to the Audit Committee charter. Dr. Brimmer has been appointed as Chairman of the Audit Committee. The Audit Committee is responsible for reviewing and evaluating issues related to the accounting and financial reporting policies of the Trust, overseeing the quality and objectivity of the Trust's financial statements and the audit thereof and acting as a liaison between the Board of Trustees and the Trust's independent accountants.

         The Governance Committee consists of Dr. Andrew F. Brimmer, Richard E. Cavanagh, Kent Dixon, Frank J. Fabozzi, James Clayburn La Force, Jr. and Walter
F. Mondale. The Governance committee acts in accordance with the Governance Committee charter. Dr. Brimmer has been appointed as Chairman of the Governance Committee. The Governance Committee consists of the Independent Trustees and performs those functions enumerated in the Governance Committee charter including, but not limited to, making nominations for the appointment or election of Independent Trustees, reviewing Independent Trustee compensation, retirement policies and personnel training policies and administrating the provisions of the Code of Ethics applicable to the Independent Trustees.

         One meeting of the Audit Committee was held in the current fiscal year.

         No Trustee who is not an interested person of the Trust owns beneficially or of record, any security of BlackRock Advisors or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with BlackRock Advisors.

         The Board of Trustees has delegated the voting of proxies for Trust securities to the investment advisor pursuant to the investment advisor's proxy voting guidelines. Under these guidelines, the investment advisor will vote proxies related to Trust securities in the best interests of the Trust and its shareholders. A copy of the investment advisor's proxy voting procedures are attached as Appendix C to this Statement of Additional Information.

                      INVESTMENT ADVISORY, ADMINISTRATION,
                    DISTRIBUTION AND SERVICING ARRANGEMENTS

         ADVISORY AGREEMENT. The advisory services provided by BlackRock Advisors pursuant to the Investment Advisory Agreement (the "Advisory Contract") is described in the Prospectus.

         Under the Advisory Contract, the Trust pays no fee to BlackRock Advisors for its advisory services. Although the Trust does not compensate BlackRock Advisors directly for its services under the Advisory Contract, BlackRock Advisors may benefit from the Trust being an investment option in a wrap program sponsored by BlackRock. BlackRock Advisors is responsible for paying expenses it incurs in providing advisory services to the Trust, except expenses incurred by the Trust with respect to extraordinary expenses.

         The Advisory Contract was most recently approved by the Trust's Board of Trustees at an in-person meeting of the Board held on November 21, 2003, including a majority of the Trustees who are not parties to the agreements or interested persons of any such party (as such term is defined in the 1940 Act). In approving the Advisory Contract the Board of Trustees considered, among other things, (i) the nature and quality of the services to be provided to the Trust by BlackRock Advisors, (ii) BlackRock's profitability with respect to the management of the BlackRock family of closed-end funds, and (iii) the direct and indirect benefits to BlackRock from its relationship with the Trust, economies of scale and comparative fees and expense ratios.

         The Board of Trustees gave substantial consideration to the fact that BlackRock Advisors will not be compensated by the Trust under the Advisory Contract. In this regard, the Board of Trustees considered both BlackRock Advisors' role as investment advisor to the Trust and the fee agreement with the sponsor to the wrap fee program for which the Trust is an investment option. Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities and methodologies of BlackRock Advisors, the Board of Trustees, including a majority of the non-interested Trustees concluded that, while no advisory fee is to be paid under the Advisory Contract, the scope and quality of the services to be provided to the Trust by BlackRock Advisors were consistent with the Trust's operational requirements and sufficient to approve the Advisory Contract between the Trust and BlackRock Advisors. The non-interested Trustees were represented by independent counsel who assisted them in their deliberations.

         The Advisory Contract was approved by the sole common shareholder of each Portfolio as of , 2004. The Advisory Contract will continue in effect for a period of two years from its effective date, and if not sooner terminated, will continue in effect for successive periods of 12 months thereafter, provided that each continuance is specifically approved at least annually by both (1) the vote of a majority of the Trust's Board of Trustees or the vote of a majority of the outstanding voting securities of the relevant Portfolio (as defined in the 1940 Act) and (2) by the vote of a majority of the trustees who are not parties to such agreement or interested persons (as such term is defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract is terminable as to the Portfolio by vote of the Trust's Board of Trustees or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to BlackRock Advisors. BlackRock Advisors may also terminate its advisory relationship with respect to any Portfolio on 60 days' written notice to the Trust. The Advisory Contract will also terminate automatically in the event of its assignment (as such term is defined in the 1940 Act and the rules thereunder).

         Under the Advisory Contract, BlackRock Advisors is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or the Portfolio in connection with the performance of the Advisory Contract. Under the Advisory Contract, BlackRock Advisors is liable for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

         CUSTODIAN AGREEMENT. Pursuant to the terms of a custodian agreement (the "Custodian Agreement") between the Trust and State Street Bank and Trust Company, 225 Franklin Street, Boston, Maassachuseetts 02110 ("State Street"),
as of [      ], 2004. State Street as the Trust's custodian (i) maintains a separate account or accounts in the name of each Portfolio, (ii) holds and transfers portfolio securities on account of each Portfolio, (iii) accepts receipts and makes disbursements of money on behalf of each Portfolio, (iv) collects and receives all income and other payments and distributions on account of each Portfolio's securities, and (v) makes periodic reports to the Board of Trustees concerning each Portfolio's operations. State Street is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Trust, provided that, with respect to sub-custodians other than sub-custodians for non-U.S. securities, State Street remains responsible for the performance of all its duties under the Custodian Agreement and holds the Trust harmless from the acts and omissions of any sub-custodian. For its services under the Custodian Agreement, State Street receives no fee from the Trust. State Street is also entitled to out-of-pocket expenses and certain transaction charges.

         TRANSFER AGENCY AGREEMENT. Boston Financial Data Services, Inc. ("BFDS"), which has its principal offices at 66 Brooks Drive,Braintree, MA 02184, serves as the transfer and dividend disbursing agent pursuant to a Transfer Agency Agreement (the "Transfer Agency Agreement"), under which BFDS
(i) issues and redeems shares in each Portfolio, (ii) addresses and mails all communications by each Portfolio to record owners of its shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts, and (iv) makes periodic reports to the Board of Trustees concerning the operations of each Portfolio. BFDS may, on 30 days' notice to the Trust, assign its duties as transfer and dividend disbursing agent to any other affiliate of BFDS. For its services with respect to the Trust's shares under the Transfer Agency Agreement, BFDS receives no fee from the Trust.

         DISTRIBUTOR AND DISTRIBUTION AND SERVICE PLAN. The Trust has entered into a distribution agreement (the "Distributor Agreement") with BlackRock Distributors, Inc. ("BDI" or the "Distributor"), an affiliate of PFPC Distributors, Inc. Under the Distributor Agreement, the Distributor, as agent, offers shares of the Portfolio on a continuous basis. The Distributor has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares. The Distributor's principal business address is 760 Moore Road, King of Prussia, PA 19406.

         CODE OF ETHICS. The Trust, BlackRock Advisors and the Distributor have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust. These codes can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-942-8090. The codes of ethics are available on the EDGAR Database on the Securities and Exchange Commission's website (http://www.sec.gov), and copies of these codes may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

                                    EXPENSES

         BlackRock and its affiliates will bear all of the costs of operating the Trust.

                             PORTFOLIO TRANSACTIONS

         In executing portfolio transactions, the investment advisor seeks to obtain the best price and most favorable execution for each Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the investment advisor generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Payments of commissions to brokers who are affiliated persons of the Trust (or affiliated persons of such persons) will be made in accordance with Rule 17e-1 under the 1940 Act.

         None of the Portfolios has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The investment advisor may, consistent with the interests of each Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to the Portfolio and the investment advisor's other clients. Such research, statistical and/or pricing services must provide lawful and appropriate assistance to the investment advisor's investment decision-making process in order for such research, statistical and/or pricing services to be considered by the investment advisor in selecting a broker. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the investment advisor under their contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the investment advisor determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the investment advisor to that Portfolio and its other clients and that the total commissions paid by a Portfolio will be reasonable in relation to the benefits to the Portfolio over the long-term. To the extent a Portfolio's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Portfolio will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services generally would be useful and of value to the investment advisor in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the investment advisor in carrying out their obligations to the Portfolio. While such services are not expected to reduce the expenses of the investment advisor, the investment advisor would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

         Commission rates for brokerage transactions on non-U.S. stock exchanges may be fixed. In addition, the investment advisor and/or the sub-advisor may take into account the sale of shares of a Portfolio in allocating purchase and sale orders for portfolio securities to brokers (including brokers that are affiliated with it or the Distributor).

         Over-the-counter issues, including corporate debt and U.S. Government securities, are normally traded on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Portfolio will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both non-U.S. and domestic securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit. Purchases of money market instruments by the Portfolio are made from dealers, underwriters and issuers. The Portfolio does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

         Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

         The investment advisor may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if the investment advisor believes that the Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that a Portfolio would incur a capital loss in liquidating commercial paper, especially if interest rates have risen since acquisition of such commercial paper.

         Investment decisions for each Portfolio and for other investment accounts managed by the investment advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it could be beneficial to the Portfolio. The Portfolios will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BlackRock Advisors, the Administrator, the Distributor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board of Trustees in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BlackRock Advisors, the Distributor or any affiliated person of any of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

         The portfolio turnover rate of each Portfolio is calculated by dividing the lesser of the Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Portfolio during the year.

                      PURCHASE AND REDEMPTION INFORMATION

         The price of each Portfolio's shares generally changes every business day. A business day is defined as any weekday on which the New York Stock Exchange (NYSE) is open for business. A mutual fund is a pool of investors' money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio with a net asset value (NAV) worth $50 million and has 5 million shares outstanding, the NAV per share is $10. When you buy shares in the Portfolio you pay the NAV per share.

         Each Portfolio's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. When a determination is made that market quotations are not readily available, including when a particular security does not trade regularly or has had its trading halted or there has been a significant subsequent event, each Portfolio values the affected securities at fair value as determined by BlackRock under the direction of the Trust's Board of Trustees. For example, in valuing a security that trades principally on a foreign market, a Portfolio generally uses the most recent closing market price from the market on which the security principally trades. However, if the closing market price, in BlackRock's judgment, does not represent the current market value of the security due to the occurrence of a significant subsequent event, BlackRock may adjust the closing market price of the security to reflect what it believes to be the fair value of the security as of the time the Portfolio calculates its NAV. Fair value represents a good faith approximation of the value of a security. A security's valuation may differ depending on the method used for determining value.

         Since the NAV changes daily, the price of your shares depends on the time that your order is received by the Portfolio's transfer agent, whose job it is to keep track of shareholder records.

         Boston Financial Data Services, Inc., the Portfolio's transfer agent, will probably receive your order from your registered representative, who takes the order from the BlackRock advisor managing your wrap-fee account. Purchase orders received by the transfer agent before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. (Eastern time)) on each day the NYSE is open will be priced based on the NAV calculated at the close of trading on that day. NAV is calculated separately for each Portfolio at 4:00 p.m. (Eastern time) each day the NYSE is open. Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV per share. Non-U.S. securities and certain other securities, such as most fixed income securities, held by a Portfolio may trade on days when the NYSE is closed. In these cases, the Portfolio's NAV per share may change when Portfolio shares cannot be bought or sold.

         Certificates for shares will not be issued. The payment for shares to be purchased must be wired to the Portfolio's transfer agent.

         Redemption requests for Portfolio shares are effected at the NAV per share next determined after receipt of a redemption request by the transfer agent. A redemption request received by the transfer agent prior to close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), on a day the Portfolio is open for business, is effected on that day. A redemption request received after that time is effected on the next business day. Redemption of a Portfolio's shares will normally be paid only in full shares, but may be made in fractional shares under certain circumstances. Redemption proceeds usually will be wired to the investment advisor within one business day after the redemption request is received, but may take up to three business days. Redemption proceeds that are paid in cash will be sent by wire only. Each Portfolio may suspend the right of redemption or postpone the payment date at times when the NYSE is closed, or during certain other periods as permitted under the federal securities laws.

                       VALUATION OF PORTFOLIO SECURITIES

         In determining the market value of portfolio investments, the Trust may employ outside organizations, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Trust's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Trustees.

         Net asset value is calculated separately for each Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern time) on each Business Day by dividing the value of all securities, cash and other assets owned by the Portfolio that are allocated to that Portfolio, less the liabilities charged to that Portfolio, by the total number of outstanding shares of the Portfolio.

         Valuation of securities held by a Portfolio is as follows: fixed income securities are valued by using market quotations or prices provided by market makers; a portion of the fixed income securities are valued utilizing one or more pricing services approved by the Board of Trustees; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern time); the amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment advisor under the supervision of the Board of Trustees determines that such method does not represent fair value. In the event that application of these methods of valuation results in a price for a security which is deemed not to be representative of the market value of such security, the security will be valued under the direction of or in accordance with a method specified by the Board of Trustees as reflecting fair value. All other assets and securities (including securities for which market quotations are not readily available) held by the Portfolios (including restricted securities) are valued at fair value as determined in good faith by the Board of Trustees or by someone under its direction. Any securities that are denominated in a non-U.S. currency are translated into U.S. dollars at the prevailing market rates. Certain of the securities acquired by the Portfolios may be traded on non-U.S. exchanges or over-the-counter markets on days on which the Portfolio's net asset value is not calculated. In such cases, the net asset value of the Portfolio's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Portfolio.

         FAIR VALUE. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Portfolio's net asset value. As a result, a Portfolio's sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

                            PERFORMANCE INFORMATION

         Each Portfolio may quote performance in various ways. All performance information supplied by the Portfolio in advertising is historical and is not intended to indicate future returns.

TOTAL RETURN. For purposes of quoting and comparing the performance of shares of each Portfolio to the performance of other mutual funds and to stock or other relevant indexes in advertisements, sales literature, communications to shareholders and other materials, performance may be stated in terms of total return. Under the rules of the SEC, funds advertising performance must include total return quotes calculated according to the following formula:

                                    P(1+T)n   =      ERV

Where:
P        =        a hypothetical initial payment of $1,000.
T        =        average annual total return.
n        =        number of years.
ERV      =        Ending Redeemable Value of a hypothetical $1,000
                  investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The Portfolio advertises its "average annual total return - after taxes on distributions" for a share of each Portfolio by computing such return by determining the average annual compounded rate of return after taxes on distributions during specified periods that equates the initial amount invested to the ending value after taxes on distributions but not after taxes on redemption according to the following formula:

                                    P(1 + T) n       =        ATVD



Where:
P        =        a hypothetical initial payment of $1, 000.
T        =        average annual total return (after taxes on distributions).
n        =        number of years.
ATVD     =        the ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10 year - periods at the end of the 1-, 5-, or 10 year periods (or fractional portion), after taxes on distributions but not after taxes on redemption.

         Each Portfolio may also from time to time include in advertisements, sales literature, communications to shareholders and other materials a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of each class of shares with other performance measures. For example, in comparing the total return of shares with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index, EAFE, the Dow Jones Industrial Average or the Lehman Government Corporate Bond Index, as appropriate, a Portfolio may calculate the aggregate total return for its shares of a certain class for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in such shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

         In addition to average annual total returns, each Portfolio may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking sales charges into account. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration.

         Performance information for each Portfolio may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in shares of a Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio are reinvested in shares of the same Portfolio.

         The performance of a Portfolio's shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. The performance of a Portfolio's shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and to the performance of the Dow Jones Industrial Average, the "stocks bonds and inflation Index" published annually by Ibbotson Associates, the Lipper International Fund Index, the Lipper Small Cap International Fund Index, the Lehman Brothers U.S. Aggregate Index, the Lehman Brothers Corporate Bond Index and the Financial Times World Stock Index. Performance information may also include evaluations of a Portfolio published by nationally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature. In addition to providing performance information that demonstrates the actual return of a class of shares, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend investment plan or the impact on tax-deferring investing. Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment return and principal value of an investment in a Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for shares of a Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a Portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institutions directly to their customer accounts in connection with investments in shares will not be included in the Portfolio's performance calculations.

PORTFOLIO YIELD. Each Portfolio may advertise the yields of its Shares. Under the rules of the SEC, each such Portfolio advertising the respective yields for its Shares must calculate yield using the following formula:

                                      a-b      6
                            YIELD=2[( --- + 1 )  - 1]
                                      cd
Where:
a =      dividends and interest earned during the period.
b =      expenses accrued for the period (net of reimbursements).
c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
d =      the maximum offering price per share on the last day of the period.

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Portfolio is recognized by accruing 1/360th of the stated dividend rate of the security each day that the security is in the Portfolio. Except as noted below, interest earned on any debt obligations held by the Portfolio is calculated by computing the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

         With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. However, interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) a Portfolio may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted-average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted-average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security. The amortization schedule will be adjusted monthly to reflect changes in the market values of debt obligations.

         Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter.

         Each Portfolio may advertise the tax-equivalent yield for shares. Under the rules of the SEC, a Portfolio advertising its tax-equivalent yield must calculate such tax-equivalent yield by dividing that portion of the yield of the Portfolio which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Portfolio which is not tax-exempt.

         OTHER INFORMATION REGARDING INVESTMENT RETURNS. In addition to providing performance information that demonstrates the total return or yield of shares of a Portfolio over a specified period of time, the Trust may provide certain other information demonstrating hypothetical investment returns. Such information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of "tax deferring" investing.

         MISCELLANEOUS. When comparing a Portfolio's performance to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also may carry higher share price volatility.

         From time to time, a Portfolio's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a Portfolio may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of the Portfolio to another fund in appropriate categories over specific periods of time may also be quoted in advertising. Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. A Portfolio may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolio. A Portfolio may also compare performance to that of other compilations or indices that may be developed and made available in the future. The Trust may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Portfolio's investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of the Portfolio would increase the value, not only of the original investment in a Portfolio, but also of the additional shares received through reinvestment. The Trust may also include discussions or illustrations of the potential investment goals of a prospective investor, (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives) investment management techniques, policies or investment suitability of a Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions and the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Portfolio), as well as the views of a Portfolio's investment advisor as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Portfolio. In addition, selected indices may be used to illustrate historic performance of select asset classes. The Trust may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of a Portfolio. In addition, advertisements, sales literature, shareholder communications or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Portfolio and/or other mutual funds, benefits, characteristics or services associated with a Portfolio, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternative to certificates of deposit and other financial instruments. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. Materials may include lists of representative clients of a Portfolio's investment advisor. Materials may refer to the CUSIP number of a Portfolio and may illustrate how to find the listings of the Portfolio in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         Charts and graphs using net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid and reflects all elements of return. Unless otherwise indicated, the adjusted NAVs are not adjusted for sales charges, if any. A Portfolio may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. A Portfolio may quote various measures of volatility and benchmark correlation in advertising. In addition, a Portfolio may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

         Momentum indicators indicate a Portfolio's price movements over specific periods of time. Each point on the momentum indicator represents the Portfolio's percentage change in price movements over that period.

         A Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. A Portfolio may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Portfolio may include information regarding the background, experience and expertise of the investment advisor and/or portfolio manager for the Portfolio.

                                     TAXES

         The following is a description of certain federal income tax consequences to a shareholder of acquiring, holding and disposing of common shares of one of the Portfolios. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns affecting the Portfolios and their shareholders (including shareholders owning a large position in a Portfolio), and the discussions set forth here and in the Statement of Additional Information do not constitute tax advice. The discussion reflects applicable tax laws of the United States as of the date of this Statement of Additional Information, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service retroactively or prospectively.

TAXATION OF THE PORTFOLIOS

         Each Portfolio intends to elect to be treated and to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as a regulated investment company, each Portfolio must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to its shareholders. First, each Portfolio must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies. Second, each Portfolio must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities, limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Portfolio's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or two or more issuers controlled by such Portfolio and engaged in the same, similar or related trades or businesses.

         As a regulated investment company, each Portfolio will not be subject to federal income tax on income and gains that it distributes each taxable year to its shareholders, provided that in such taxable year it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes, among other items, dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Portfolio may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). However, if a Portfolio retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Portfolio retains any net capital gain, it may designate the retained amount as an undistributed capital gain dividend in a notice to its shareholders who, if subject to federal income tax on long-term capital gain,
(i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount and (ii) will be entitled to credit their proportionate shares of the tax paid by the Portfolio against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Portfolio will be increased by the amount of undistributed capital gain included in the gross income of the shareholder less the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. Each Portfolio intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income and net capital gain.

         Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect (unless it has made a taxable year election for excise tax purposes) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         In order to avoid a 4% federal excise tax, each Portfolio must distribute or be deemed to have distributed by December 31 of each calendar year the sum of at least 98% of its taxable ordinary income for such year, at least 98% of its net capital gain (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and capital gain net income for the prior year that was not distributed during such year and on which the Portfolio paid no federal income tax. Each Portfolio intends to make timely distributions in compliance with these requirements and consequently it is anticipated that it generally will not be required to pay the excise tax.

         If in any tax year one of the Portfolios should fail to qualify under Subchapter M for tax treatment as a regulated investment company, such Portfolio would incur a regular corporate federal income tax upon its taxable income for that year, and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Portfolio's current and accumulated earnings and profits.

PORTFOLIO INVESTMENTS

         Certain of the Portfolio's investment practices, including hedging transactions involving financial futures and options, may subject the Portfolio to special tax rules, the effect of which may be to accelerate income to such Portfolio, defer the Portfolio's losses, cause adjustments in the holding periods of the Portfolio's securities, and affect the character of gains and losses realized by a Portfolio. These rules could therefore affect the amount, timing and character of distributions to holders of common shares.

         Income received by each Portfolio with respect to foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions may reduce or eliminate such taxes. Due to the makeup of each Portfolio's investment portfolio, shareholders will not be entitled to claim a credit or deduction with respect to such foreign taxes. Similarly, due to the makeup of each Portfolio's investment portfolio, the Portfolio's will not be able to pass through to its shareholders tax-exempt dividends despite the fact that the Portfolio may receive some tax-exempt interest.

TAXATION OF SHAREHOLDERS

         Distributions by each Portfolio of investment company taxable income will be taxable to shareholders as ordinary income (to the extent of the current or accumulated earning and profits of such Portfolio) and (if designated by the Portfolio) will qualify (provided holding period and other requirements are met) for (i) the dividends received deduction in the case of corporate shareholders to the extent such Portfolio's income consists of dividends from U.S. corporations and, (ii) under the recently enacted Jobs and Growth Tax Relief Reconciliation Act of 2003 (effective for taxable years after December 31, 2002 through December 31, 2008) ("2003 Tax Act"), as qualified dividend income eligible for the reduced maximum rate to individuals of generally 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or, the stock of which is readily tradable on an established securities market in the United States). Due to each Portfolio's expected investments, distributions generally will not be eligible for the dividends received deduction allowed to corporate shareholders and will not qualify for the reduced rate of tax for qualified dividend income allowed to individuals. Distributions of net long-term capital gain, if any, realized by each Portfolio and distributed to shareholders will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of such Portfolio. Under the 2003 Tax Act, the maximum tax rate on net long-term capital gain of individuals is reduced generally from 20% to 15% (5% for individuals in lower brackets) for such gain realized afer May 5, 2003 and before January 1, 2009. Distributions by each Portfolio in excess of such Portfolio's current and accumulated earnings will first reduce the adjusted tax basis of your shares and, after the adjusted tax basis is reduced to zero, will constitute capital gain to you (assuming the shares are held as capital assets).

         The sale or exchange or other disposition of common shares normally will result in capital gain or loss to the holders of common shares who hold their shares as capital assets. Generally, a shareholder's gain or loss will be long-term capital gain or loss if the shares have been held for more than one year. Under the 2003 Tax Act for non-corporate taxpayers, long-term capital gains will be taxed at a maximum rate of 15% while short-term capital gains and other ordinary income will currently be taxed at a maximum rate of 35%. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income.

         No loss will be allowed on the redemption, sale or exchange of common shares if the shareholder purchases other common shares of a Portfolio or the shareholder acquires or enters into a contract or option to acquire shares that are substantially identical to common shares of that Portfolio within a period of 61 days beginning 30 days before and ending 30 days after such redemption, sale or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. Further, any losses realized on the redemption, sale or exchange of common shares held for six months or less will be treated as long-term capital losses to the extent of any capital gain dividends received (or amounts credited as undistributed capital gain) with respect to such common shares.

          Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to holders of common shares of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Portfolio (and received by the holder of common shares) on December 31.

         Ordinary income dividends (but not capital gain dividends) paid to shareholders who are non-resident aliens or foreign entities ("foreign investors") will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign investors unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Different tax consequences may result if the foreign investor is engaged in a trade or business in the United States, or, in the case of an individual, is present in the United States for 183 days or more during a taxable year and certain other conditions are met. Foreign investors are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

         Each Portfolio is required to withhold tax at a rate of 28% on taxable dividends and certain other payments paid to non-corporate shareholders who have not furnished to the Portfolio their correct taxpayer identification number (in the case of individuals, their Social Security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against the shareholder's federal income tax liability, provided the required information is furnished to the Internal Revenue Service.

         The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury Regulations presently in effect as they directly govern the taxation of the Portfolio and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and the Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Portfolio transactions. Holders of common shares are advised to consult their own tax advisors for more detailed information concerning the federal income taxation of the Portfolio and the income tax consequences to their holders of common shares.

                    ADDITIONAL INFORMATION CONCERNING SHARES

         Each share of each Portfolio has a par value of $.001, represents an interest only in the assets of that Portfolio and is entitled solely to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Trust's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by Portfolio, except where otherwise required by law or as determined by the Board of Trustees.

         Shares of the Trust have noncumulative voting rights and, accordingly, the holders of more than 50% of the Trust's outstanding shares may elect all of the Trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment, shares will be fully paid and non-assessable by the Trust.

         There will normally be no meetings of shareholders for the purpose of electing Trustees or for any other purpose unless and until such time as required by law or called by the Board. At that time, the Trustees then in office will call a shareholders' meeting to elect Trustees. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's Declaration of Trust provides that meetings of the shareholders of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

         Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust's shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular investment portfolio.

         SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding shares" of a Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular Portfolio represented at a meeting at which the holders of more than 50% of the outstanding Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such Portfolio.

         The proceeds received by a Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof will be specifically allocated to and constitute the underlying assets solely of that Portfolio. The underlying assets of the Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to that Portfolio and with its allocable share of any general liabilities.

         The Trust's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to:
(i) sell and convey the assets belonging to a Portfolio to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such Portfolio to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more Portfolios into money and, in connection therewith, to cause all outstanding shares of such Portfolio to be redeemed at their net asset value; or (iii) combine the assets belonging to a Portfolio with the assets belonging to one or more other Portfolios if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any Portfolio participating in such combination and, in connection therewith, to cause all outstanding shares of any Portfolio to be redeemed or converted into shares of another Portfolio at their net asset value. The Board of Trustees may authorize the liquidation and termination of any Portfolio. Upon any liquidation of a Portfolio, shareholders of the Portfolio are entitled to share pro rata in the net assets belonging to that Portfolio available for distribution.

                                 MISCELLANEOUS

         THE TRUST. The Trust was organized as a Delaware statutory trust on March 5, 2003 and is registered under the 1940 Act as an open end, non-diversified management investment company.

         COUNSEL. The law firm of Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036-6522, serves as the Trust's counsel.

         INDEPENDENT ACCOUNTANTS.  [     ], with offices located at [    ],
serves as the Trust's independent accountants.

         On [ ], 2004, [ ], which has its principal offices at [ ], held of record approximately [ ]% of the Trust's outstanding shares, and may be deemed a controlling person of the Trust under the 1940 Act.

         PRIVACY PRINCIPLES OF BLACKROCK BOND ALLOCATION TARGET SHARES. BlackRock Bond Allocation Target Shares is committed to maintaining the privacy of shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Bond Allocation Target Shares collects, how we protect that information, and why in certain cases we may share such information with select other parties.

         BlackRock Bond Allocation Target Shares does not receive any nonpublic information relating to its shareholders who purchase shares through their broker-dealers. In the case of shareholders who are record holders of BlackRock Bond Allocation Target Shares, BlackRock Bond Allocation Target Shares receives nonpublic information on account applications or other forms. With respect to these shareholders, BlackRock Bond Allocation Target Shares also has access to specific information regarding their transactions in BlackRock Bond Allocation Target Shares.

         BlackRock Bond Allocation Target Shares does not disclose any nonpublic information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholders' accounts (for example, to a transfer agent).

         BlackRock Bond Allocation Target Shares restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Bond Allocation Target Shares maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.

                                  APPENDIX A

COMMERCIAL PAPER RATINGS

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1"--Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

         "A-2"--Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." "A-3"--Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than an obligation carrying a higher designation.

         "B"--Issue has only a speculative capacity for timely payment. "C"--Issue has a doubtful capacity for payment.

         "D"--Issue is in payment default.

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1"--Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity. "Prime-2"--Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. "Prime-3"--Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime"--Issuer does not fall within any of the Prime rating categories.

           The following summarizes the rating categories used by Fitch for short-term obligations:

         "F-1+"--Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         "F-1"--Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

         "F-2"--Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

         "F-3"--Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         "F-S"--Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         "D"--Securities are in actual or imminent payment default.

         Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

         Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks, non-United States banks, and broker-dealers. The following summarizes the ratings used by Thomson
BankWatch:

         "TBW-1"--This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         "TBW-2"--This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         "TBW-3"--This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate. "TBW-4"--This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

         IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

         "A1+"--Obligations which possess a particularly strong credit feature are supported by the highest capacity for timely repayment.

         "A1"--Obligations are supported by the highest capacity for timely repayment.

         "A2"--Obligations are supported by a satisfactory capacity for timely repayment.

         "A3"--Obligations are supported by a satisfactory capacity for timely repayment.

         "B"--Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

         "C"--Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

         The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

         "AAA"--This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

         "AA"--Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. "A"--Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         "BBB"--Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

         "BB," "B," "CCC," "CC" and "C"--Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. "BB"--Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

         "B"--Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

         "CCC"--Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

         "CC"--This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

         "C"--This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         "CI"--This rating is reserved for income bonds on which no interest is being paid.

         "D"--Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period.

         "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized. PLUS (+) OR MINUS (-)--The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         "r"--This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa"--Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa"--Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A"--Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa"--Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba," "B," "Caa," "Ca," and "C"--Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

         Con. (---)--Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         (P)--When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.

         The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

         "AAA"--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         "AA"--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

         "A"--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         "BBB"--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D"--Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation. To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

         IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

         "AAA"--Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

         "AA"--Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

         "A"--Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

         "BBB"--Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

         "BB," "B," "CCC," "CC," and "C"--Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

         IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

         Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks, non-United States banks, and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

         "AAA"--This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

         "AA"--This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

         "A"--This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BBB"--This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BB," "B," "CCC," and "CC,"--These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

         "D"--This designation indicates that the long-term debt is in default. PLUS (+) OR MINUS (-)--The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

         A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

         "SP-1"--The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

         "SP-2"--The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

         "SP-3"--The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/"VMIG-1"--Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2"--Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

         "MIG-3"/"VMIG-3"--Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "MIG-4"/"VMIG-4"--Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative. "SG"--Loans bearing this designation are of speculative quality and lack margins of protection.

         Fitch uses the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                  APPENDIX B

         A Portfolio may enter into certain futures transactions. Such transactions are described in this Appendix.

I.       INTEREST RATE FUTURES CONTRACTS

         USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Portfolio may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

         A Portfolio could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Portfolio, by using futures contracts.

         DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by a Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Portfolio, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by a Portfolio entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Portfolio is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by a Portfolio entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, the Portfolio realizes a loss. Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Portfolio may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

         With regard to the Portfolio, the investment advisor also anticipates engaging in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

II.      INDEX FUTURES CONTRACTS

         GENERAL. A stock or bond index assigns relative values to the stocks or bonds included in the index, which fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market indexes, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. With regard to the Portfolio, to the extent consistent with its investment goal, the investment advisor anticipates engaging in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

         A Portfolio may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Portfolio may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Portfolio may purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

         In addition, a Portfolio may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Portfolio expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Portfolio may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of a Portfolio will decline prior to the time of sale.

III.     MARGIN PAYMENTS

         Unlike purchase or sales of portfolio securities, no price is paid or received by a Portfolio upon the purchase or sale of a futures contract. Initially, a Portfolio will be required to deposit with the broker or in a segregated account with a custodian an amount of liquid assets known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the investment advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate a Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to a Portfolio, and the Portfolio realizes a loss or gain.

IV.      RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

         There are several risks in connection with the use of futures by the Portfolio as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of a hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Portfolio involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Portfolio may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the investment advisor. Conversely, a Portfolio may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the investment advisor. It is also possible that, where a Portfolio has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Portfolio may decline. If this occurred, a Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities. When futures are purchased to hedge against a possible increase in the price of securities or a currency before a Portfolio is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if a Portfolio then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, a Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the investment advisor may still not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge Portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract. Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Successful use of futures by a Portfolio is also subject to the investment advisor's ability to predict correctly movements in the direction of the market. For example, if a Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Portfolio will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

V.       OPTIONS ON FUTURES CONTRACTS

         A Portfolio may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Portfolio will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. As an example, in anticipation of a decline in interest rates, a Portfolio may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Portfolio intends to purchase. Similarly, if the value of the securities held by a Portfolio is expected to decline as a result of an increase in interest rates, the Portfolio might purchase put options or sell call options on futures contracts rather than sell futures contracts.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities or currencies being hedged, an option may or may not be less risky than ownership of the futures contract or such securities or currencies. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VI.      OTHER MATTERS

         Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                   APPENDIX C
                            PROXY VOTING PROCEDURES



                              PROXY VOTING POLICY
                                      FOR
                            BLACKROCK ADVISORS, INC.
               AND ITS AFFILIATED REGISTERED INVESTMENT ADVISERS



INTRODUCTION

         This Proxy Voting Policy ("Policy") for BlackRock Advisors, Inc. and its affiliated registered investment advisers ("BlackRock") reflects our duty as a fiduciary under the Investment Advisers Act of 1940, as amended (the "Advisers Act") to vote proxies in the best interests of our clients. In addition, the Department of Labor views the fiduciary act of managing ERISA plan assets to include the voting of proxies. Proxy voting decisions must be made solely in the best interests of the pension plan's participants and beneficiaries. The Department of Labor has interpreted this requirement as prohibiting a fiduciary from subordinating the retirement income interests of participants and beneficiaries to unrelated objectives. The guidelines in this Policy have been formulated to ensure decision-making consistent with these fiduciary responsibilities.

         Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supercede the specific guidelines in this Policy. BlackRock will disclose to our advisory clients information about this Policy as well as disclose to our clients how they may obtain information on how we voted their proxies. Additionally, BlackRock will maintain proxy voting records for our advisory clients consistent with the Advisers Act. For those of our clients that are registered investment companies, BlackRock will disclose this Policy to the shareholders of such funds and make filings with the Securities and Exchange Commission and make available to fund shareholders the specific proxy votes that we cast in shareholder meetings of issuers of portfolio securities in accordance with the rules and regulations under the Investment Company Act of 1940.

         Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs, which may reduce or eliminate the amount of shares eligible for voting by BlackRock in accordance with this Policy if such shares are out on loan and cannot be recalled in time for the vote.

         Implicit in the initial decision to retain or invest in the security of a corporation is approval of its existing corporate ownership structure, its management, and its operations. Accordingly, proxy proposals that would change the existing status of a corporation will be reviewed carefully and supported only when it seems clear that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, management will be assessed on an ongoing basis both in terms of its business capability and its dedication to the shareholders to ensure that our continued confidence remains warranted. If it is determined that management is acting on its own behalf instead of for the well being of the corporation, we will vote to support shareholder proposals, unless other mitigating circumstances are present.

         Additionally, situations may arise that involve an actual or perceived conflict of interest. For example, we may manage assets of a pension plan of a company whose management is soliciting proxies, or a BlackRock employee involved with managing an account may have a close relative who serves as a director or executive of a company that is soliciting proxies regarding securities held in such account. In all cases, the manner in which we vote proxies must be based on our clients' best interests and not the product of a conflict.

         This Policy and its attendant recommendations attempt to generalize a complex subject. It should be clearly understood that specific fact situations, including differing voting practices in jurisdictions outside the United States, might warrant departure from these guidelines. In such instances, the relevant facts will be considered, and if a vote contrary to these guidelines is indicated it will be cast and the reasons therefor recorded in writing.

         Section I of the Policy describes proxy proposals that may be characterized as routine and lists examples of the types of proposals we would typically support. Section II of the Policy describes various types of non-routine proposals and provides general voting guidelines. These non-routine proposals are categorized as those involving:

         A. Social Issues,

         B. Financial/Corporate Issues, and

         C. Shareholder Rights.

Finally, Section III of the Policy describes the procedures to be followed in casting a vote pursuant to these guidelines.


                                   SECTION I
                                ROUTINE MATTERS

         Routine proxy proposals, amendments, or resolutions are typically proposed by management and meet the following criteria:

         1. They do not measurably change the structure, management control, or operation of the corporation.

         2. They are consistent with industry standards as well as the corporate laws of the state of incorporation.

                             VOTING RECOMMENDATION

         BlackRock will normally support the following routine proposals:

         1.       To increase authorized common shares.

         2. To increase authorized preferred shares as long as there are not disproportionate voting rights per preferred share.

         3.       To elect or re-elect directors.

         4.       To appoint or elect auditors.

         5. To approve indemnification of directors and limitation of directors' liability.

         6.       To establish compensation levels.

         7.       To establish employee stock purchase or ownership plans.

         8.       To set time and location of annual meeting.


                                   SECTION II
                             NON-ROUTINE PROPOSALS



A.       Social Issues

         Proposals in this category involve issues of social conscience. They are typically proposed by shareholders who believe that the corporation's internally adopted policies are ill-advised or misguided.

                             VOTING RECOMMENDATION

         If we have determined that management is generally socially responsible, we will generally vote against the following shareholder proposals:

         1. To enforce restrictive energy policies.

         2. To place arbitrary restrictions on military contracting.

         3. To bar or place arbitrary restrictions on trade with other countries.

         4. To restrict the marketing of controversial products.

         5. To limit corporate political activities.

         6. To bar or restrict charitable contributions.

         7. To enforce a general policy regarding human rights based on arbitrary parameters.

         8. To enforce a general policy regarding employment practices based on arbitrary parameters.

         9. To enforce a general policy regarding animal rights based on arbitrary parameters.

         10. To place arbitrary restrictions on environmental practices.

B.       Financial/Corporate Issues

         Proposals in this category are usually offered by management and seek to change a corporation's legal, business or financial structure.

                             VOTING RECOMMENDATION

         We will generally vote in favor of the following management proposals provided the position of current shareholders is preserved or enhanced:

         1. To change the state of incorporation.

         2. To approve mergers, acquisitions or dissolution.

         3. To institute indenture changes.

         4. To change capitalization.

C.       Shareholder Rights

         Proposals in this category are made regularly both by management and shareholders. They can be generalized as involving issues that transfer or realign board or shareholder voting power.

         We typically would oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time, we believe stability and continuity promote profitability. The guidelines in this area seek to find a middle road, and they are no more than guidelines. Individual proposals may have to be carefully assessed in the context of their particular circumstances.

                             VOTING RECOMMENDATION

         We will generally vote for the following management proposals:

         1. To require majority approval of shareholders in acquisitions of a controlling share in the corporation.

         2.       To institute staggered board of directors.

         3. To require shareholder approval of not more than 66 2'3% for a proposed amendment to the corporation's by-laws.

         4.       To eliminate cumulative voting.

         5. To adopt anti-greenmail charter or by-law amendments or to otherwise restrict a company's ability to make greenmail payments.

         6.       To create a dividend reinvestment program.

         7.       To eliminate preemptive rights.

         8. To eliminate any other plan or procedure designed primarily to discourage a takeover or other similar action (commonly known as a "poison pill").

         We will generally vote against the following management proposals:

         1. To require greater than 66.2'3% shareholder approval for a proposed amendment to the corporation's by-laws
                  ("super-majority provisions").

         2. To require that an arbitrary fair price be offered to all shareholders that is derived from a fixed formula ("fair price amendments").

         3. To authorize a new class of common stock or preferred stock which may have more votes per share than the existing common stock.

         4. To prohibit replacement of existing members of the board of directors.

         5. To eliminate shareholder action by written consent without a shareholder meeting.

         6. To allow only the board of directors to call a shareholder meeting or to propose amendments to the articles of incorporation.

         7. To implement any other action or procedure designed primarily to discourage a takeover or other similar action (commonly known as a "poison pill").

         8.       To limit the ability of shareholders to nominate directors.

         We will generally vote for the following shareholder proposals:

         1. To rescind share purchases rights or require that they be submitted for shareholder approval, but only if the vote required for approval is not more than 66 2'3%.

         2. To opt out of state anti-takeover laws deemed to be detrimental to the shareholder.

         3. To change the state of incorporation for companies operating under the umbrella of anti-shareholder state corporation laws if another state is chosen with favorable laws in this and other areas.

         4. To eliminate any other plan or procedure designed primarily to discourage a takeover or other similar action.

         5. To permit shareholders to participate in formulating management's proxy and the opportunity to discuss and evaluate management's director nominees, and/or to nominate shareholder nominees to the board.

         6. To require that the board's audit, compensation, and/or nominating committees be comprised exclusively of independent directors.

         7. To adopt anti-greenmail charter or by-law amendments or otherwise restrict a company's ability to make greenmail payments.

         8.       To create a dividend reinvestment program.

         9. To recommend that votes to "abstain" not be considered votes "cast" at an annual meeting or special meeting, unless required by state law.

         10. To require that "golden parachutes" be submitted for shareholder ratification.

         We will generally vote against the following shareholder proposals:

         1.       To restore preemptive rights.

         2.       To restore cumulative voting.

         3.       To require annual election of directors or to specify tenure.

         4.       To eliminate a staggered board of directors.

         5.       To require confidential voting.

         6. To require directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

         7.       To dock director pay for failing to attend board meetings.


                                  SECTION III

                                 VOTING PROCESS

         BlackRock has engaged a third-party service provider to assist us in the voting of proxies. These guidelines have been provided to this service provider, who then analyzes all proxy solicitations we receive for our clients and makes recommendations to us as to how, based upon our guidelines, the relevant votes should be cast. These recommendations are set out in a report that is provided to the relevant Portfolio Management Group team, who must approve the proxy vote in writing and return such written approval to the Operations Group. If any authorized member of a Portfolio Management Group team desires to vote in a manner that differs from the recommendations, the reason for such differing vote shall be noted in the written approval form. A copy of the written approval form is attached as an exhibit. The head of each relevant Portfolio Management Group team is responsible for making sure that proxies are voted in a timely manner. The Brokerage Allocation Committee shall receive regular reports of all proxy votes cast to review how proxies have been voted, including reviewing Override Votes, and votes that may have involved a potential conflict of interest. The Committee shall also review these guidelines from time to time to determine their continued approrpiateness and whether any changes to the guidelines or the proxy voting process should be made.

         IF THERE IS ANY POSSIBILITY THAT THE VOTE MAY INVOLVE A MATERIAL CONFLICT OF INTEREST BECAUSE, FOR EXAMPLE, THE ISSUER SOLICITING THE VOTE IS A BLACKROCK CLIENT OR THE MATTER BEING VOTED ON INVOLVES BLACKROCK, PNC OR ANY AFFILIATE (INCLUDING A PORTFOLIO MANAGEMENT GROUP EMPLOYEE) OF EITHER OF THEM, PRIOR TO APPROVING SUCH VOTE, THE BROKERAGE ALLOCATION COMMITTEE MUST BE CONSULTED AND THE MATTER DISCUSSED. The Committee, in consultation with the Legal and Compliance Department, shall determine whether the potential conflict is material and if so, the appropriate method to resolve such conflict, based on the particular facts and circumstances, the importance of the proxy issue, whether the Portfolio Management Group team is proposing a vote that differs from recommendations made by our third-party service provider with respect to the issue and the nature of the conflict, so as to ensure that the voting of the proxy is not affected by the potential conflict. If the conflict is determined not to be material with respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, BlackRock may take no action on proposals to be voted on in such meeting. With respect to voting proxies of non-U.S. companies, a number of logistical problems may arise that may have a detrimental effect on BlackRock's ability to vote such proxies in the best interests of our clients. These problems include, but are not limited to, (i) untimely and/or inadequate notice of shareholder meetings, (ii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes, (iii) requirements to vote proxies in person, if not practicable, (iv) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting, and (v) impracticable or inappropriate requirements to provide local agents with power of attorney to facilitate the voting instructions. Accordingly, BlackRock may determine not to vote proxies if it believes that the restrictions or other detriments associated with such vote outweigh the benefits that will be derived by voting on the company's proposal.

                                   * * * * *

         Any questions regarding this Policy may be directed to the General Counsel of BlackRock.

Approved: October 21, 1998

Revised: May 27, 2003

                           PART C: OTHER INFORMATION


Item 23. EXHIBITS

(a)      Declaration of Trust of the Registrant. (1)

(b)      Registrant's By-laws. (1)

(c)      Not Applicable.

(d)      Form of Investment Advisory Agreement. (2)

(e)      Form of Distribution Agreement. (2)

(f)      Not Applicable.

(g)      Form of Master Custody Agreement. (3)

(h)      Form of Transfer Agency Agreement. (2)

(i)      Opinion of Counsel. (3)

(j)(1)   Consent of Independent Auditors. (3)

(j)(2)   Powers of Attorney. (2)

(k)      Not Applicable.

(l)      Agreement with initial shareholder. (2)

(m)      Not Applicable.

(n)      Not Applicable.

(o)      Not Applicable.

(p)(1)   Code of Ethics for the Registrant. (2)

(p)(2)   Code of Ethics for the investment advisor. (2)

(p)(3)   Code of Ethics for the distributor. (2)

_____________

(1) Previously filed.
(2) Filed herewith.
(3) To be filed by amendment.


Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

Item 25. INDEMNIFICATION

         Article V of the Registrant's Amended and Restated Agreement and Declaration of Trust provides as follows:

         5.1 NO PERSONAL LIABILITY OF SHAREHOLDERS, TRUSTEES, ETC. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this
Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

         5.2 MANDATORY INDEMNIFICATION. (a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

         (b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the 1940
Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

         (c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met:
(i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         (d) The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of stockholders or Trustees who are "disinterested persons" (as defined in Section 2(a)(19) of the 1940 Act) or any other right to which he or she may be lawfully entitled.

         (e) Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

         5.3 NO BOND REQUIRED OF TRUSTEES. No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

         5.4 NO DUTY OF INVESTIGATION; NOTICE IN TRUST INSTRUMENTS, ETC. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

         5.5 RELIANCE ON EXPERTS, ETC. Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

         Insofar as indemnification for liabilities arising under the Act, may be terminated to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


Item 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR

         BlackRock Advisors, Inc. (the "Advisor") is a registered investment advisor providing investment management and administrative services to the Registrant. The Advisor also provide similar services to other mutual funds.

         The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Advisor during the past two fiscal years is incorporated by reference to Form ADV filed by the Advisor pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).


Item 27. PRINCIPAL UNDERWRITER

   (a) BlackRock Distributors, Inc. currently acts as distributor for BlackRock Bond Allocation Target Shares.

   (b) The principal business address of each director, officer or partner of BlackRock Distributors, Inc. (formerly Compass Distributors, Inc.) is 760 Moore Road, King of Prussia, PA 19406. No individual listed in the chart below is an officer or employee of the Trust.

         NAME                       POSITION WITH DISTRIBUTOR
         ----                       -------------------------
         Brian Burns                Director, Chairman, Chief Executive Officer
                                    and President
         Michael DeNofrio           Director
         Nicholas Marsini           Director
         Christine Ritch            Chief Legal Officer, Assistant Secretary
                                    and Assistant Clerk
         Rita Adler                 Chief Compliance Officer
         Douglas Castagna           Controller and Assistant Treasurer
         Craig Stokarski            Treasurer and Financial Operations Principal
         Bruno Distefano            Vice President
         Susan Moscaritolo          Vice President
         Jason Greim                Assistant Vice President
         Salvatore Faia             Secretary and Clerk
         John Wilson                Assistant Secretary and Assistant Clerk
         Linda Toepel               Assistant Secretary and Assistant Clerk
         Bradley Stearns            Assistant Secretary and Assistant Clerk


   (c) Not Applicable.


Item 28. LOCATION OF ACCOUNTS AND RECORDS

         The Registrant's accounts, books and other documents are currently located at the offices of the Registrant, c/o BlackRock Advisors, Inc., 100 Bellevue Parkway, Wilmington, Delaware 19809 and at the offices of State Street Bank and Trust Company and Boston Financial Data Services, Inc., the Registrant's Custodian and Transfer Agent, respectively.


Item 29. MANAGEMENT SERVICES

         Not Applicable.


Item 30. UNDERTAKINGS

         Not Applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 3rd day of March 2004.

                                       /s/  Robert S. Kapito
                                       -------------------------------------
                                       Robert S. Kapito
                                       President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities set forth below on the 3rd day of March 2004.

NAME                                        TITLE

/s/  Robert S. Kapito                       Trustee, President and
-----------------------------               Chief Executive Officer
Robert S. Kapito


/s/  Henry Gabbay                           Treasurer and Principal
-----------------------------               Financial Officer
Henry Gabbay


        *
-----------------------------               Trustee
Andrew F. Brimmer


        *
-----------------------------               Trustee
Richard E. Cavanagh


        *
-----------------------------               Trustee
Kent Dixon


        *
-----------------------------               Trustee
Frank J. Fabozzi


        *
-----------------------------               Trustee
James Clayburn La Force, Jr.


        *
-----------------------------               Trustee
Walter F. Mondale


        *
-----------------------------               Trustee
Ralph L. Schlosstein

                                            /s/  Robert S. Kapito
                                            ----------------------------
                                            *By:   Robert S. Kapito
                                            Attorney-in-fact


The following definitions will be inserted in the left margin of the printed prospectus.

                             IMPORTANT DEFINITIONS

         ASSET-BACKED SECURITIES: Securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

         BANK LOANS: The Portfolio may invest in fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions. The Portfolio considers such investments to be debt securities. [BATS: Series P Portfolio]

         COLLATERALIZED BOND OBLIGATIONS (CBO): The Portfolio many invest in collateralized bond obligations which are securities backed by a diversified pool of high yield securities.

         COLLATERALIZED MORTGAGE OBLIGATIONS (CMO): Securities that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights find protections.

         COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS): Securities that are backed by a mortgage loan or pool of loans secured by commercial property, not single family residential property.

         DURATION: A mathematical calculation of the average life of a debt obligation that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the NAV of an obligation for every 1% change in interest rates. For example, if a bond fund has an average duration of four years, its NAV will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund's NAV will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

         HIGH YIELD BONDS: Sometimes referred to as "junk bonds", these are debt securities which are rated less than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher-rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer. [BATS: Series S Portfolio and BATS: Series P Portfolio

         INVESTMENT GRADE: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the fund manager to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

         LEHMAN BROTHERS U.S. AGGREGATE INDEX: An unmanaged index comprised of more than 5,000 taxable bonds. This is an index of investment grade bonds; all securities included must be rated investment grade by Moody's, Standard & Poor's or Fitch. [BATS:
Series C Portfolio] [BATS: Series M Portfolio]

         MATURITY: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

         MERRILL LYNCH 1-3 YEAR TREASURY INDEX: An unmanaged index comprised of Treasury securities with maturities from 1 to 2.99 years. [BATS: Series S Portfolio]

         MORTGAGE-BACKED SECURITIES: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage-backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

         TOTAL RETURN: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.